UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04636
                                                    ---------------------------

                                 THE GALAXY FUND
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                BOSTON, MA 02111
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Joseph R. Palombo, President
                              One Financial Center
                                BOSTON, MA 02111
         --------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 866-840-5469
                                                           ------------------

                     Date of fiscal year end: MAY 31, 2003
                                             -------------------------

                     Date of reporting period: MAY 31, 2003
                                              -------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[FRONT COVER]

ANNUAL REPORT
May 31, 2003

[GRAPHIC OMITTED]
ACCORN ART, COLUMN ART, GRADUATION CAP ART, HANDSHAKE ART

GALAXY MONEY MARKET FUNDS

     GALAXY FUNDS

Galaxy Money Market Fund

Galaxy Government
Money Market Fund

Galaxy U.S. Treasury
Money Market Fund

Galaxy Tax-Exempt
Money Market Fund

Galaxy Connecticut Municipal
Money Market Fund

Galaxy Massachusetts Municipal
Money Market Fund



[GRAPHIC OMITTED]
GALAXY FUNDS LOGO

--------------------------------------------------------------------------------
                          THE GALAXY MONEY MARKET FUNDS
                                 PRIVACY NOTICE

      The Galaxy Money Market Funds, each a series of The Galaxy Fund, recognizes and respects the privacy concerns of our customers(1). We provide this notice to you so that you will be aware of the kinds of information we collect and the circumstances under which that information may be disclosed to third parties.

      We collect nonpublic personal information about you from the following sources:

      o  Information received from you on account applications or other forms;
      o  Information about your transactions with us, our affiliates, or others;
      o Information received from you in written, telephonic or electronic communications with us, our affiliates or others;
      o  Information received from a consumer reporting agency; and
      o  Information received from public sources, such as telephone numbers.

      We may disclose all of the information described above that we collect.

      We may disclose nonpublic personal information about you to the following types of third parties affiliated with the Galaxy Money Market Funds:

      o Financial service providers, such as retail banking, mortgage banking, credit card, brokerage and insurance companies.

      You may prohibit the sharing of nonpublic personal information about you with such affiliated third parties. Simply mail a written request with your name, address and account number(s) to the following address, The Galaxy Fund, P.O. Box 6520, Providence, RI 02940-6520, or call the following toll-free number, 1-866-840-5469. If you make such a request, it will apply to all of your accounts. If you have a joint account, a request by one party will apply to the entire account.

      Your request will not impact existing relationships you may have with Fleet National Bank and its affiliates, such as a Galaxy IRA, Galaxy Access account or Fleet One account.

      We may also disclose nonpublic personal information about you to nonaffiliated third parties if you request or authorize such disclosure, if such disclosure is permitted by law (such as sharing information with companies who maintain or service customer accounts), or if such disclosure is made pursuant to a joint agreement with another company or another financial institution that provides marketing services on our behalf.

      If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

      We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

      In the event that you hold shares of the Galaxy Money Market Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your nonpublic personal information will be shared with non-affiliated third parties by that entity.
-----------------
(1) For purposes of this notice, the terms "customer" or "customers" include individuals who provide nonpublic personal information to the Galaxy Money Market Funds, but do not invest in shares of the Funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE

Dear Shareholder:

      The period since our last shareholder report was another difficult one for money market investors. In addition to a continued decline in fixed income yields, there were fewer investment opportunities from near-term market fluctuations than in the previous reporting period.

      Although stock and bond prices rose during this time, the money market offered many investors stability in a wobbly economy. As the economy strengthens, and yields start to rise, money market instruments should provide an improving income stream as well as capital preservation.

CONSOLIDATION AND A NEW NAME - COLUMBIA

      I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objective of your Galaxy Money Market Fund and represents the next step in Columbia Management's efforts to create a consistent identity and to streamline its organization. By consolidating these firms, Columbia Management has been able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of Columbia Management's specialized investment teams to a multi-disciplined approach to investing, focused on Columbia Management's goal of offering shareholders the best products and services.

      During the reporting period, the fiscal year end for each of the Galaxy Money Market Funds changed from October 31 to May 31. As a result, the Market Overview and the detailed discussion from your fund's portfolio manager cover the seven-month period that ended May 31, 2003. As always, at the end of this report are financial statements and a list of portfolio holdings for each fund as of May 31, 2003.

      If you have questions about the information in this report, please contact the Galaxy Information Center toll-free at 1-866-840-5469. You may also consult your financial advisor.

      As always, thank you for choosing the Galaxy Money Market Funds to help you reach your long-term financial goals.

Sincerely,
/S/ SIGNATURE
Joseph R. Palombo
President

MEET THE NEW PRESIDENT
JOSEPH R. PALOMBO, PRESIDENT OF THE GALAXY FUND, IS ALSO PRESIDENT AND CHAIRMAN OF THE BOARD OF TRUSTEES OF LIBERTY FUNDS AND CHIEF OPERATING OFFICER AND EXECUTIVE VICE PRESIDENT OF COLUMBIA MANAGEMENT. MR. PALOMBO HAS OVER 19 YEARS OF EXPERIENCE IN THE FINANCIAL SERVICES INDUSTRY. PRIOR TO JOINING A PREDECESSOR OF COLUMBIA MANAGEMENT, HE WAS CHIEF OPERATING OFFICER AND CHIEF COMPLIANCE OFFICER FOR PUTNAM MUTUAL FUNDS. PRIOR TO THAT, HE WAS A PARTNER AT COOPERS & LYBRAND. MR. PALOMBO RECEIVED HIS DEGREE IN ECONOMICS/ACCOUNTING FROM THE COLLEGE OF THE HOLY CROSS, WHERE HE WAS A MEMBER OF PHI BETA KAPPA. HE EARNED HIS MASTER'S DEGREE IN TAXATION FROM BENTLEY COLLEGE AND PARTICIPATED IN THE EXECUTIVE PROGRAM AT THE AMOS B. TUCK SCHOOL AT DARTMOUTH COLLEGE.

[BEGIN SIDEBAR]
MUTUAL FUNDS:

O ARE NOT BANK DEPOSITS

O ARE NOT FDIC INSURED

O ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK

O ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
  AMOUNT INVESTED
[END SIDEBAR]

---------------------------------
Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

--------------------------------------------------------------------------------
MARKET OVERVIEW

[BEGIN SIDEBAR]
DURING THE PERIOD, WE TRIED TO MAKE THE MOST OF OPPORTUNITIES ARISING FROM SUPPLY AND DEMAND.
[END SIDEBAR]


MONEY MARKET OVERVIEW

BY COLUMBIA MANAGEMENT ADVISORS, INC.

      Yields for money market instruments and other short-term securities continued to decline during the seven months ended May 31, 2003 as the economic recovery stalled and the Federal Reserve Board (the "Fed") cut short-term interest rates to stimulate growth. By the end of the reporting period, the yield for 13-month Treasury bills stood at 1.09% versus 1.42% at the start of the period on November 1, 2002.
      With short-term yields still historically low, finding attractive income for shareholders of the Galaxy Money Market Funds remained difficult. In addition to taking advantage of investment opportunities that occurred from occasional upticks in yields, we tried to make the most of opportunities from short-term changes in supply and demand. Where possible, we emphasized securities from sectors that offered a relative yield advantage.

YIELDS FALL AS ECONOMY SLOWS
      A large part of the period's decline in yields occurred in the last two months of 2002. On November 6, just after the reporting period began, the federal funds rate - the interest rate that banks charge each other to borrow money - fell from 1.75% to 1.25%. The unexpectedly deep slice in rates was the first cut by the Fed since December 2001 and left short-term yields at their lowest levels in 41 years.
      The Fed eased its monetary policy when signs indicated that economic growth was slowing. For the fourth quarter of 2002 as a whole, the Gross Domestic Product, which measures the output of U.S. goods and services, slowed to an annualized rate of 1.4% versus a rate of 4.0% in the third quarter. There was little improvement in growth over the rest of the reporting period, as most traditional sources of economic stimulus failed to support the recovery.
      After posting modest gains for several quarters, business investment declined in the first quarter of 2003. Many industries remained burdened by overcapacity, poor pricing power, and lackluster profits. Meanwhile, there was a slowdown in consumer spending, which had been the economy's main support since the recession began in 2001. With a weakening job market and continued restraints on wages, consumer confidence fell to a 10-year low. Having already tapped into home equity through mortgage refinancing, many consumers also had less money to spend.
      An increase in defense spending by the federal government, which could have stimulated growth, was largely offset by a decrease in spending by state and local governments facing shortfalls in tax revenue. The war in Iraq and higher energy prices caused further economic strain - along with a lack of support from foreign trading partners, who struggled with weak economies of their own.

LOOKING FOR YIELD
      As short-term yields declined, there was less volatility than in the previous reporting period. This meant fewer opportunities to take advantage of short-term fluctuations in yield.
      In the Galaxy Taxable Money Market Funds, we used upticks in yields to buy longer-term issues that could lock in higher yields. We also found opportunities in commercial paper, the debt of U.S. government agencies and selected municipal securities.
      We kept maturities short in the Galaxy Tax-Exempt Money Market Funds due to a need for liquidity and the minimal yield advantage that longer-term issues offered. To enhance returns, we attempted to make the most of yield opportunities that arose from increased supplies of new issues. We also found relative yield advantage in variable rate demand notes.

ECONOMY AGAIN POISED FOR RECOVERY
      After a modest increase in the second quarter of 2003, we expect economic growth to accelerate steadily during the second half of the year. With a winding down of the war in Iraq, energy prices have declined, the U.S. dollar has firmed and consumer confidence has rebounded. As improvements in company balance sheets and cash flows boost corporate profitability, business spending should soon strengthen. The economy should benefit further from fiscal stimulus, also a traditional source of growth, as recent cuts in federal taxes and aid to state and

--------------------------------------------------------------------------------
PERFORMANCE AT-A-GLANCE as of May 31, 2003

[BEGIN SIDEBAR]
WE EXPECT MODEST INCREASE IN YIELDS AS ECONOMIC GROWTH ACCELERATES.
[END SIDEBAR]

                                                          RETAIL A       TRUST
                                                           SHARES       SHARES
                                                           -------      ------
      GALAXY MONEY MARKET FUND
           7-day average yield.........................     0.67%        0.84%
           30-day average yield........................     0.67%        0.84%

      GALAXY GOVERNMENT MONEY MARKET FUND
           7-day average yield.........................     0.58%        0.75%
           30-day average yield........................     0.57%        0.74%

      GALAXY U.S. TREASURY MONEY MARKET FUND
           7-day average yield.........................     0.53%        0.68%
           30-day average yield........................     0.54%        0.70%

      GALAXY TAX-EXEMPT MONEY MARKET FUND
           7-day average yield.........................     0.67%        0.79%
           30-day average yield........................     0.70%        0.82%

      GALAXY CONNECTICUT MUNICIPAL
      MONEY MARKET FUND
           7-day average yield.........................     0.56%         n/a
           30-day average yield........................     0.60%         n/a

      GALAXY MASSACHUSETTS MUNICIPAL
      MONEY MARKET FUND
           7-day average yield.........................     0.59%         n/a
           30-day average yield........................     0.62%         n/a

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE INVESTMENT RESULTS. INVESTMENTS IN THE GALAXY MONEY MARKET FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. YIELDS ARE HISTORICAL AND WILL VARY WITH MARKET PERFORMANCE.

   RETAIL A SHARES ARE CURRENTLY SUBJECT TO A SHAREHOLDER SERVICING FEE OF 0.10% OF AVERAGE DAILY NET ASSETS.


local governments take effect. There may also be further cuts in interest rates or other monetary stimulus from the Fed. Meanwhile, the economy should continue to benefit from inflation rates below 2%.

      As growth accelerates, the yields on fixed income securities should rise. We expect the increase in yields to be modest, however, given a relatively slow-paced recovery and a pledge by the Fed to bring interest rates as low as necessary to keep the recovery going.

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

[GRAPHIC OMITTED]
KAREN ARNEIL PIC

KAREN ARNEIL HAS MANAGED THE GALAXY TAXABLE MONEY MARKET FUNDS SINCE SEPTEMBER 1996. SHE HAS MANAGED MONEY MARKET INVESTMENTS SINCE 1993.

GALAXY TAXABLE MONEY MARKET FUNDS

BY KAREN ARNEIL
PORTFOLIO MANAGER
      The Galaxy Funds' Board of Trustees recently approved a change in the funds' fiscal year end from October 31 to May 31. As a result, this commentary covers the seven-month period since the last shareholder report.
      As money market yields slid further during the seven months ended May 31, 2003, we continued to watch for near-term investment opportunities that could enhance returns for the Galaxy Taxable Money Market Funds, which are composed of the Galaxy Money Market Fund, the Galaxy Government Money Market Fund and the Galaxy U.S. Treasury Money Market Fund. We also took advantage of selected opportunities in several market sectors.
      During the seven-month reporting period ended May 31, 2003, Trust Shares of the Galaxy Money Market Fund had a total return of 0.55% and Retail A Shares of the Fund earned a total return of 0.45%. During the same period, total returns averaged 0.58% and 0.35%, respectively, for trust and retail shares of other taxable money market funds that reported their results to Lipper Inc. ("Lipper"), a mutual fund performance tracking service.
      Trust Shares of the Galaxy Government Money Market Fund had a total return of 0.48% and Retail A Shares of the Fund had a total return of 0.38% during the seven-month reporting period ended May 31, 2003. The trust and retail shares of other U.S. government money market funds that reported their performances to Lipper earned average total returns of 0.57% and 0.37%, respectively, over the same time.
      For the seven-month reporting period ended May 31, 2003, Trust Shares of the Galaxy U.S. Treasury Money Market Fund had a total return of 0.47% and Retail A Shares of the Fund earned a total return of 0.38%. By comparison, trust and retail shares of other money market funds investing in U.S. Treasury issues that reported their results to Lipper earned total returns of 0.52% and 0.35%, respectively, for the same period.
      On May 31, 2003, the Galaxy Money Market Fund had an average weighted maturity of 53 days, the Galaxy Government Money Market Fund had an average weighted maturity of 50 days and the Galaxy U.S. Treasury Money Market Fund had an average weighted maturity of 54 days.

BENEFITING FROM LONGER MATURITIES
      In the early fall of 2002, before the reporting period began, we purchased issues of U.S. government agencies with longer maturities in the Galaxy Taxable Money Market Funds to lock in yields at higher levels. This benefited the Funds' returns in the following months as the economy slowed and yields fell. Expecting a soft economy to keep interest rates and yields low, we added longer-term issues in all of the Galaxy Taxable Money Market Funds throughout the reporting period. Where possible, we made these purchases on near-term upticks in yield. Because yields for intermediate maturities were relatively unattractive, we used a


GALAXY MONEY
MARKET FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF MAY 31, 2003

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

REPURCHASE AGREEMENT & NET
   OTHER ASSETS AND LIABILITIES: ...    4%
CORPORATE NOTES AND BONDS: .........   32%
CERTIFICATES OF DEPOSIT: ...........   28%
U.S. AGENCY OBLIGATIONS: ...........   14%
MUNICIPAL SECURITIES: ..............   12%
COMMERCIAL PAPER: ..................   10%



GALAXY GOVERNMENT MONEY MARKET FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF MAY 31, 2003

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FEDERAL FARM CREDIT BANK, CASH
   EQUIVALENT & NET OTHER ASSETS
     AND LIABILITIES: ..............   10%
REPURCHASE AGREEMENTS: .............   40%
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION: ....................   24%
FEDERAL HOME LOAN BANK: ............   15%
FEDERAL HOME LOAN MORTGAGE
   CORPORATION: ....................   11%


GALAXY MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                TRUST  RETAIL A
11/30/2002 ...  1.07    0.89
12/31/2002 ...  1.02    0.84
1/31/2003 ....  0.93    0.76
2/28/2003 ....  0.89    0.72
3/31/2003 ....  0.85    0.68
4/30/2003 ....  0.85    0.68
5/31/2003 ....  0.84    0.67

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

"barbelled" maturity structure that balanced longer-term issues with shorter maturities.
      With relatively plentiful supplies of commercial paper, we found attractive yield opportunities in the sector for the Galaxy Money Market Fund - including asset-backed commercial paper. We further enhanced yield for the Galaxy Money Market Fund with positions in both taxable municipal securities and tax-exempt securities with floating rates. The yields for tax-exempt issues held up relatively well as interest rates declined due to their special sensitivity to changes in market supply and demand.
      Both the Galaxy Money Market Fund and the Galaxy Government Money Market Fund benefited from investments in U.S. government agencies that could be called in by their issuers because the yields on such investments had become relatively attractive in the falling interest rate environment. As always, we focused on positions with strong liquidity and superior credit ratings.

STAYING LONG
      Although we expect the economy to improve during 2003, near-term stagnation in the economy and the prospect of further rate cuts could keep money market yields at historically low levels over the next few months. Given this outlook, we have only bought floating rate securities whose yields are particularly attractive. For now, we expect to keep the average maturities of the Funds' portfolios on the long side while watching for new opportunities that may arise to enhance yield.

GALAXY GOVERNMENT
MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              TRUST  RETAIL A
11/30/2002 ..  0.97    0.79
12/31/2002 ..  0.89    0.71
1/31/2003 ...  0.81    0.63
2/28/2003 ...  0.80    0.63
3/31/2003 ...  0.79    0.62
4/30/2003 ...  0.75    0.58
5/31/2003 ...  0.75    0.58

GALAXY U.S. TREASURY
MONEY MARKET FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF MAY 31, 2003

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FEDERAL FARM CREDIT BANK &
  NET OTHER ASSETS AND
   LIABILITIES: ...............   2%
U.S. TREASURY BILLS: ..........  73%
FEDERAL HOME LOAN BANK: .......  17%
U.S. TREASURY NOTES: ..........   8%



GALAXY U.S. TREASURY
MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 TRUST   RETAIL A
11/30/2002 .....  0.98    0.83
12/31/2002 .....  0.84    0.69
1/31/2003 ......  0.76    0.61
2/28/2003 ......  0.75    0.59
3/31/2003 ......  0.75    0.59
4/30/2003 ......  0.72    0.56
5/31/2003 ......  0.68    0.53



-----------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE INVESTMENT RESULTS. THE INVESTMENT ADVISOR IS PRESENTLY WAIVING FEES AND/OR REIMBURSING EXPENSES AND MAY REVISE OR DISCONTINUE SUCH PRACTICE AT ANY TIME. WITHOUT SUCH WAIVERS AND/OR REIMBURSEMENTS, PERFORMANCE WOULD BE LOWER. TOTAL RETURN FIGURES IN THIS REPORT INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND INCLUDE THE DEDUCTION OF ANY SALES CHARGES, WHERE APPLICABLE, UNLESS OTHERWISE INDICATED.

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

[BEGIN SIDEBAR]
[GRAPHIC OMITTED]
NORM DESROSIERS PIC

NORM DESROSIERS HAD BEEN CO-MANAGING THE GALAXY TAX-EXEMPT MONEY MARKET FUNDS SINCE JUNE 2000, AND WAS NAMED PORTFOLIO MANAGER IN JULY 2002. HE HAS MANAGED MONEY MARKET INVESTMENTS SINCE 1994.
[END SIDEBAR]

GALAXY TAX-EXEMPT
MONEY MARKET FUNDS

BY NORM DESROSIERS
PORTFOLIO MANAGER
      The Galaxy Funds' Board of Trustees recently approved a change in the funds' fiscal year end from October 31 to May 31. As a result, this commentary covers the seven-month period since the last shareholder report.
      During the reporting period, interest rates continued their persistent decline. Though yields for tax-exempt money market securities moved lower during the reporting period, the decline was not as great as the yield decline for taxable money market issues. As a result, returns for tax-exempt money market funds compared favorably to those for taxable money market funds. As is often the case, the response of tax-exempt securities to economic conditions was moderated by the sector's added sensitivity to shifts in market supply and demand. By taking advantage of the investment opportunities from these shifts during the reporting period, we helped enhance returns for the Galaxy Tax-Exempt Money Market Funds, which are composed of the Galaxy Tax-Exempt Money Market Fund, the Galaxy Connecticut Municipal Money Market Fund and the Galaxy Massachusetts Municipal Money Market Fund.
      For the seven months ended May 31, 2003, Trust and Retail A Shares of the Galaxy Tax-Exempt Money Market Fund had total returns of 0.49% and 0.42%, respectively. Over the same time, trust and retail shares of other tax-exempt money market funds reporting their performances to Lipper earned average total returns of 0.51% and 0.35%, respectively.
      During the period, Retail A Shares of the Galaxy Connecticut Municipal Money Market Fund had a total return of 0.37%, versus an average total return of 0.28% for the retail shares of other Connecticut tax-exempt money market funds tracked by Lipper. Retail A Shares of the Galaxy Massachusetts Municipal Money Market Fund had a total return of 0.39%, versus an average total return of 0.37% for the retail shares of other Massachusetts tax-exempt money market funds reporting their performances to Lipper.
      As of May 31, 2003, the average weighted maturity of the Galaxy Tax-Exempt Money Market Fund was 34 days, and the average weighted maturities of the Galaxy Connecticut Municipal Money Market Fund and the Galaxy Massachusetts Municipal Money Market Fund was 37 days and 50 days, respectively.

RECORD SUPPLY AND DEMAND
      Tax-exempt yields typically experience a brief, sharp rise due to money market fund outflows at the end of the calendar year, as investors redeem shares to pay for holiday expenses, and again in April, as investors redeem for tax payments. This particular period, however, saw fewer shareholder redemptions than usual - due largely to reduced capital gains from stocks and lower income tax liabilities. In addition, issuance in the short-term


GALAXY TAX-EXEMPT
MONEY MARKET FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF MAY 31, 2003

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER TERRITORIES, CASH
   EQUIVALENTS & NET
    OTHER ASSETS AND LIABILITIES: ..  5%
SOUTH: ............................. 47%
NORTH CENTRAL: ..................... 24%
EAST: .............................. 13%
PACIFIC: ...........................  6%
MOUNTAIN: ..........................  5%



GALAXY TAX-EXEMPT
MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 TRUST    RETAIL A
11/30/2002 ....   0.93      0.81
12/31/2002 ....   1.06      0.94
1/31/2003 .....   0.78      0.66
2/28/2003 .....   0.77      0.65
3/31/2003 .....   0.78      0.66
4/30/2003 .....   0.89      0.76
5/31/2003 .....   0.79      0.67


GALAXY CONNECTICUT MUNICIPAL
MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                RETAIL A
11/30/2002 ....   0.72
12/31/2002 ....   0.85
1/31/2003 .....   0.57
2/28/2003 .....   0.59
3/31/2003 .....   0.64
4/30/2003 .....   0.71
5/31/2003 .....   0.56

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

municipal market hit a historical high as cities, counties and states with budget deficits turned to the short-term note market to provide temporary relief to cash shortages. This significant increase in supply actually exceeded the demand from traditional tax-exempt money market funds. Consequently, tax-exempt yields rose to levels that were attractive even to non-traditional municipal investors in order to absorb the excess supply. In fact, this rate environment was so atypical that yields for tax-exempt issues outperformed those of their taxable counterparts. We were able to take advantage of these increased yields and purchase longer-maturity issues and variable rate demand notes to enhance returns. During this period the Funds also benefited from purchases of tax-exempt commercial paper that mature in July and August 2003 and were yielding 15 to 20 basis points higher than end of the reporting period levels.

YIELD OPPORTUNITIES

      With interest rates at historical lows and a virtually flat short-term municipal yield curve, there is no yield advantage in longer maturities. We thus anticipate emphasizing the Funds' investments in shorter-term tax-exempt issues. This should position the Funds to take advantage of a rise in yields once an economic recovery takes hold. In the meantime, we will continue to look for opportunities from supply and demand imbalances. While the demand for short-term municipal securities should remain strong, the supply of tax-exempt issues should also be plentiful. As we approach note season in the municipal market, we expect a majority of state and local governments to predict large budget deficits for the 2004 fiscal year. We will continue to take advantage of yield opportunities in new issue variable rate demand notes and tax-exempt commercial paper as buying opportunities present themselves.

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF MAY 31, 2003

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MOUNTAIN, OTHER TERRITORIES, CASH
   EQUIVALENT & NET OTHER
     ASSETS AND LIABILITIES: ..........   5%
CONNECTICUT: ..........................  77%
SOUTH: ................................   9%
PACIFIC: ..............................   6%
NORTH CENTRAL: ........................   3%


GALAXY MASSACHUSETTS MUNICIPAL
MONEY MARKET FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF MAY 31, 2003

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

EAST, MOUNTAIN, PACIFIC, CASH
   EQUIVALENTS & NET OTHER
     ASSETS AND LIABILITIES: .........    6%
MASSACHUSETTS: .......................   84%
SOUTH: ...............................    5%
NORTH CENTRAL: .......................    5%

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                RETAIL A
11/30/2002 .....  0.75
12/31/2002 .....  0.91
1/31/2003 ......  0.64
2/28/2003 ......  0.59
3/31/2003 ......  0.62
4/30/2003 ......  0.71
5/31/2003 ......  0.59

------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE INVESTMENT RESULTS. THE INVESTMENT ADVISOR IS PRESENTLY WAIVING FEES AND/OR REIMBURSING EXPENSES AND MAY REVISE OR DISCONTINUE SUCH PRACTICE AT ANY TIME. WITHOUT SUCH WAIVERS AND/OR REIMBURSEMENTS, PERFORMANCE WOULD BE LOWER. TOTAL RETURN FIGURES IN THIS REPORT INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND INCLUDE THE DEDUCTION OF ANY SALES CHARGES, WHERE APPLICABLE, UNLESS OTHERWISE INDICATED.

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

                                  TRUSTEES AND
                          PRINCIPAL EXECUTIVE OFFICERS

                              Dwight E. Vicks, Jr.
                              CHAIRMAN AND TRUSTEE

                                 John T. O'Neill
                                     TRUSTEE

                                Louis DeThomasis,
                                  F.S.C., Ph.D.
                                     TRUSTEE

                                Kenneth A. Froot
                                     TRUSTEE

                                  James M. Seed
                                     TRUSTEE

                                Donald B. Miller
                                EMERITUS TRUSTEE

                               Bradford S. Wellman
                                EMERITUS TRUSTEE

                                Joseph R. Palombo
                                    PRESIDENT

                              J. Kevin Connaughton
                                    TREASURER

                                    W. Bruce
                                 McConnel, Esq.
                                    SECRETARY

                      INVESTMENT ADVISOR AND ADMINISTRATOR

                               Columbia Management
                                 Advisors, Inc.
                               100 Federal Street
                                Boston, MA 02110

                                   DISTRIBUTOR

                                  Liberty Funds
                                Distributor, Inc.
                              One Financial Center
                              Boston, MA 02111-2621

                              INDEPENDENT AUDITORS

                                Ernst & Young LLP
                              200 Clarendon Street
                                Boston, MA 02116

                                  LEGAL COUNSEL

                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                                Philadelphia, PA
                                   19103-6996

This report is submitted for the general information of shareholders of the Galaxy Money Market Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each fund. A fund's prospectus contains more information concerning the investment policies and expenses of the fund, as well as other pertinent information. For complete information, and before making an investment decision on any of the Galaxy Money Market Funds, you should request a prospectus by calling toll-free 1-866-840-5469. Read the prospectus carefully before you invest.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, COLUMBIA MANAGEMENT ADVISORS, INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

                               [GRAPHIC OMITTED]
                                RECYCLE LOGO ART

                   This report was printed on recycled paper.

MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 2003


   PAR VALUE                                                   VALUE
  ----------                                                -----------

CORPORATE NOTES AND BONDS - 32.19%

                FINANCE - 28.47%

$72,000,000     American Express Credit
                Senior Note, Series B, MTN, Extendible
                1.35%, 06/04/04 (B)....................  $   72,000,000
 75,000,000     Bank One N.A. Illinois, BN
                1.23%, 06/10/03 (B)....................      74,999,443
 35,000,000     Bank One N.A. Illinois, BN
                1.32%, 04/13/04 (B)....................      35,025,926
 50,000,000     Citigroup, Inc., Series E, MTN
                1.41%, 07/17/03 (B)....................      50,008,874
 50,000,000     General Electric Capital Corp.
                MTN, Extendible
                1.35%, 06/16/04 (B)....................      50,000,000
 38,000,000     MBIA Global Funding LLC, MTN
                Company Guaranteed
                1.31%, 11/17/03 (B)(E).................      38,000,000
 50,000,000     MBIA Global Funding LLC, MTN
                Company Guaranteed
                1.30%, 01/02/04 (B)(E).................      50,000,000
100,000,000     National City Bank, BN
                1.25%, 10/03/03 (B)....................      99,993,206
 50,000,000     Toyota Motor Credit Corp., MTN
                1.25%, 07/25/03 (B)....................      50,000,000
 50,000,000     Toyota Motor Credit Corp., MTN
                1.27%, 11/24/03 (B)....................      50,000,000
 80,000,000     Wells Fargo Bank, N.A., BN
                1.26%, 11/24/03 (B)....................      80,000,000
                                                         --------------
                                                            650,027,449
                                                         --------------

                TECHNOLOGY - 3.72%

 85,000,000     IBM Corp., MTN
                1.27%, 09/08/03 (B)....................      84,997,640
                                                         --------------
                TOTAL CORPORATE NOTES AND BONDS........     735,025,089
                                                         --------------
                (Cost $735,025,089)

CERTIFICATES OF DEPOSIT - 28.44%

   50,000,000   Bank of America, N.A.
                1.25%, 06/13/03 .......................      50,000,000
   50,000,000   Bank of New York
                1.21%, 02/10/04 (B)....................      50,000,000
   50,000,000   Barclays Bank, Yankee
                1.26%, 06/23/03 .......................      50,000,000
   25,000,000   Barclays Bank, Yankee
                1.26%, 07/14/03 .......................      25,000,149
   75,000,000   Canadian Imperial Bank of Commerce
                Yankee, Extendible
                1.33%, 06/15/04 (B)....................      75,000,000
  100,000,000   Credit Suisse First Boston N.Y., Yankee
                1.25%, 07/25/03 (B)....................     100,000,000
   19,300,000   First Tennessee Bank
                1.23%, 02/04/04 (B)....................      19,297,287
   50,000,000   Rabobank Nederland NV, Yankee
                1.26%, 06/12/03 .......................      50,000,071


   PAR VALUE                                                   VALUE
  ----------                                                -----------

CERTIFICATES OF DEPOSIT (CONTINUED)

 $100,000,000   Royal Bank of Scotland N.Y., Yankee
                1.25%, 10/03/03 (B)....................   $  99,993,205
   50,000,000   Societe General, Yankee
                1.27%, 06/02/03 .......................      50,000,000
   20,000,000   Toronto Dominion Bank, Yankee
                1.27%, 06/05/03 .......................      20,000,022
   60,000,000   Toronto Dominion Bank, Yankee
                1.27%, 06/09/03 .......................      60,000,133
                                                         --------------
                TOTAL CERTIFICATES OF DEPOSIT..........     649,290,867
                                                         --------------
                (Cost $649,290,867)

U.S. AGENCY OBLIGATIONS - 14.11%

                FEDERAL HOME LOAN BANK - 11.49%

   50,000,000   1.70%, 06/05/03 .......................      50,000,000
   80,000,000   1.50%, 02/03/04 .......................      80,000,000
   47,400,000   1.40%, 03/02/04 .......................      47,400,000
   15,000,000   1.40%, 03/05/04 .......................      15,000,000
   25,000,000   1.30%, 04/13/04 .......................      25,000,000
   20,000,000   1.31%, 04/13/04 .......................      20,000,000
   25,000,000   1.25%, 06/18/04 .......................      25,000,000
                                                         --------------
                                                            262,400,000
                                                         --------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.19%

   50,000,000   1.50%, 02/04/04 .......................      50,000,000
                                                         --------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.43%

   10,000,000   1.30%, 02/06/04 (A)....................       9,911,111
                                                         --------------

                TOTAL U.S. AGENCY OBLIGATIONS..........     322,311,111
                                                         --------------
                (Cost $322,311,111)

MUNICIPAL SECURITIES - 11.99%

                ARKANSAS - 0.13%

    3,000,000   Union County
                IDR, Del-Tin Fiber L.I.C. Project
                1.35%, 10/01/27 (D)
                LOC: Bank One, N.A.....................       3,000,000
                                                         --------------

                FLORIDA - 2.19%

   50,035,000   Dade County, Expressway Authority
                1.30%, 07/01/19 (D)
                Insured: FGIC
                SPA: FGIC SPI..........................      50,035,000
                                                         --------------

                GEORGIA - 0.67%

   15,245,000   De Kalb County Development Authority
                Emory University, Series B, GO
                1.25%, 11/01/25 (D)....................      15,245,000
                                                         --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2003


   PAR VALUE                                                   VALUE
  ----------                                                -----------

                LOUISIANA - 1.58%

  $36,100,000   New Orleans, Pension Revenue, N.A.
                1.30%, 09/01/30 (D)
                LOC: AMBAC
                SPA: Bank One, N.A.....................  $   36,100,000
                                                         --------------

                MAINE - 2.85%

   65,000,000   Portland, Pension Bonds, GO
                1.25%, 06/01/26 (D)
                SPA: Landesbank Hessen-Thuringen GZ ...      65,000,000
                                                         --------------

                MARYLAND - 1.04%

   21,500,000   Baltimore Community
                Development Financing Corp.
                1.33%, 08/15/30 (D)
                Insured: MBIA
                SPA: First Union National Bank.........      21,500,000
    2,210,000   Maryland State
                Health & Higher Education Authority
                Charlestown Project, Series B
                1.30%, 01/01/28 (D)
                LOC: First Union National Bank.........       2,210,000
                                                         --------------
                                                             23,710,000
                                                         --------------

                NEW JERSEY - 1.97%

   45,000,000   New Jersey EDA
                State Pension Funding Revenue
                1.31%, 02/15/29 (D)
                Insured: FSA
                SPA: Dexia Credit Local de France .....      45,000,000
                                                         --------------

                NEW YORK - 1.56%

   35,735,000   New York City
                Series H-7, GO
                1.32%, 07/02/03
                Insured: FGIC..........................      35,735,000
                                                         --------------
                TOTAL MUNICIPAL SECURITIES.............     273,825,000
                                                         --------------
                (Cost $273,825,000)

COMMERCIAL PAPER - 9.56%

                FINANCE - 9.56%

   50,000,000   Dexia Delaware LLC
                1.25%, 06/13/03 (A)....................      49,979,251
   28,824,000   Enterprise Funding Corp.
                1.25%, 06/20/03 (A)(C).................      28,804,984
   50,000,000   Falcon Asset Securitization Corp.
                1.25%, 06/09/03 (A)(C).................      49,986,111
   43,360,000   Jupiter Securitization Corp.
                1.25%, 06/19/03 (A)(C).................      43,332,900



   PAR VALUE                                                   VALUE
  ----------                                                -----------


                FINANCE (CONTINUED)

$  46,181,000   Old Line Funding Corp.
                1.25%, 06/09/03 (A)(C).................  $   46,168,172
                                                         --------------
                                                            218,271,418
                                                         --------------

                TOTAL COMMERCIAL PAPER.................     218,271,418
                                                         --------------
                (Cost $218,271,418)

REPURCHASE AGREEMENT - 3.68%

   83,960,000   Repurchase Agreement with:
                Greenwich Capital Markets
                1.33%, Due 06/02/2003, dated 05/30/2003
                Repurchase Price $83,969,306
                (Collateralized by U.S. Agency
                Obligations, 1.40% - 7.63%
                Due 07/01/2003 - 06/14/2013;
                Total Par $80,727,317
                Market Value $85,640,128)..............      83,960,000
                                                         --------------
                TOTAL REPURCHASE AGREEMENT.............      83,960,000
                                                         --------------
                (Cost $83,960,000)

TOTAL INVESTMENTS - 99.97%.............................   2,282,683,485
                                                         --------------
(Cost $2,282,683,485)*

NET OTHER ASSETS AND LIABILITIES - 0.03%...............         621,073
                                                         --------------
NET ASSETS - 100.00%...................................  $2,283,304,558
                                                         ==============

-----------------------------------
*        Aggregate cost for federal tax purposes.
(A)      Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect at May 31, 2003.
(C) Securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. At May 31, 2003, these securities amounted to $168,292,167 or 7.37% of net assets.
(D) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect on May 31, 2003.
(E) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified institutional buyers. On May 31, 2003, these securities amounted to $88,000,000 or 3.85% of net assets.

AMBAC    American Municipal Bond Assurance Corp.
BN       Bank Note
EDA      Economic Development Authority
FGIC     Federal Guaranty Insurance Corp.
FGIC SPI FGIC Securities Purchase, Inc.
FSA      Financial Security Assurance Company
GO       General Obligation
IDR      Industrial Development Revenue
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
MTN      Medium Term Note
SPA      Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 2003

   PAR VALUE                                                   VALUE
  ----------                                                -----------

U.S. AGENCY OBLIGATIONS - 59.84%

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.66%

$  25,000,000   1.17%, 06/09/03 (B)....................  $   24,999,697
   35,000,000   1.26%, 07/02/03 (A)....................      34,962,327
   60,000,000   1.19%, 01/20/04 (B)....................      59,980,908
   10,000,000   1.30%, 02/06/04 (A)....................       9,911,111
   10,000,000   1.38%, 05/07/04 .......................      10,000,000
                                                         --------------
                                                            139,854,043
                                                         --------------

                FEDERAL HOME LOAN BANK - 15.11%

   25,300,000   1.24%, 07/16/03 (A)....................      25,260,943
   35,000,000   1.20%, 01/06/04 (B)....................      34,992,058
   10,000,000   1.30%, 04/13/04 .......................      10,000,000
    3,000,000   4.88%, 04/16/04 .......................       3,092,184
    5,000,000   1.34%, 05/07/04 .......................       5,000,000
    6,000,000   1.25%, 06/18/04 .......................       6,000,000
    5,000,000   1.27%, 06/21/04 .......................       5,000,000
                                                         --------------
                                                             89,345,185
                                                         --------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.92%

   35,000,000   1.24%, 08/14/03 (A)....................      34,911,508
    8,338,000   1.25%, 09/10/03 (A)....................       8,308,993
   21,190,000   3.50%, 09/15/03 .......................      21,318,896
                                                         --------------
                                                             64,539,397
                                                         --------------

                FEDERAL FARM CREDIT BANK - 10.15%

   21,313,000   1.38%, 09/05/03 (A)....................      21,235,705
   33,800,000   1.18%, 10/03/03 (B)....................      33,795,981
    5,000,000   1.14%, 04/14/04 (B)....................       4,997,714
                                                         --------------
                                                             60,029,400
                                                         --------------
                TOTAL U.S. AGENCY OBLIGATIONS..........     353,768,025
                                                         --------------
                (Cost $353,768,025)

   PAR VALUE                                                   VALUE
  ----------                                                -----------

REPURCHASE AGREEMENTS - 40.17%

 $137,492,000   Repurchase Agreement with:
                Bank of America
                1.33%, Due 06/02/2003, dated 05/30/2003
                Repurchase Price $137,507,239
                (Collateralized by U.S. Agency
                Obligations, zero coupon
                Due 09/30/2003 - 05/20/2004;
                Total Par $140,805,169
                Market Value $140,242,240).............  $  137,492,000
  100,000,000   Repurchase Agreement with:
                Greenwich Capital Markets
                1.33%, Due 06/02/2003, dated 05/30/2003
                Repurchase Price $100,011,083
                (Collateralized by U.S. Agency
                Obligations, 1.40% - 7.63%
                Due 07/01/2003 - 06/14/2013;
                Total Par $96,149,734
                Market Value $102,001,106).............     100,000,000
                                                         --------------
                TOTAL REPURCHASE AGREEMENTS............     237,492,000
                                                         --------------
                (Cost $237,492,000)

    SHARES
    ------

INVESTMENT COMPANY - 0.03%

    154,763     Dreyfus Cash Management
                Money Market Fund......................         154,763
                                                         --------------
                TOTAL INVESTMENT COMPANY...............         154,763
                                                         --------------
                (Cost $154,763)

TOTAL INVESTMENTS - 100.04%............................     591,414,788
                                                         --------------
(Cost $591,414,788)*

NET OTHER ASSETS AND LIABILITIES - (0.04)%.............        (253,602)
                                                         --------------
NET ASSETS - 100.00%...................................  $  591,161,186
                                                         ==============

-------------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect at May 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 2003

   PAR VALUE                                                   VALUE
  ----------                                                -----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 99.98%

                U.S. TREASURY BILLS - 72.63%

 $100,000,000   1.15%, 06/05/03 (A)....................  $   99,987,222
   50,000,000   1.16%, 06/05/03 (A)....................      49,993,556
   35,000,000   1.09%, 06/12/03 (A)....................      34,988,343
   50,000,000   1.25%, 06/12/03 (A)....................      49,980,979
  130,000,000   1.10%, 06/19/03 (A)....................     129,928,497
   50,000,000   1.23%, 06/19/03 (A)....................      49,969,375
   50,000,000   1.17%, 06/26/03 (A)....................      49,959,375
   32,000,000   0.97%, 07/17/03 (A)....................      31,960,338
   75,000,000   1.15%, 07/17/03 (A)....................      74,889,793
   68,000,000   1.00%, 07/24/03 (A)....................      67,899,889
  130,000,000   0.99%, 07/31/03 (A)....................     129,785,500
   20,000,000   1.14%, 08/14/03 (A)....................      19,953,339
   40,000,000   1.17%, 08/21/03 (A)....................      39,894,700
                                                         --------------
                                                            829,190,906
                                                         --------------

                FEDERAL HOME LOAN BANK - 17.20%

   33,641,000   1.20%, 06/02/03 (A)....................      33,639,879
   50,000,000   1.09%, 12/12/03 (B)....................      49,979,539
   75,000,000   1.20%, 01/06/04 (B)....................      74,982,981
   25,000,000   4.88%, 04/16/04 .......................      25,768,202
   12,000,000   1.34%, 05/07/04 .......................      12,000,000
                                                         --------------
                                                            196,370,601
                                                         --------------

   PAR VALUE                                                   VALUE
  ----------                                                -----------

                U.S. TREASURY NOTES - 8.40%

 $ 25,000,000   5.75%, 08/15/03 .......................  $   25,204,434
   25,000,000   2.75%, 09/30/03 .......................      25,078,776
   15,000,000   3.00%, 11/30/03 .......................      15,109,500
   15,000,000   3.00%, 02/29/04 .......................      15,189,119
   15,000,000   3.63%, 03/31/04 .......................      15,291,781
                                                         --------------
                                                             95,873,610
                                                         --------------

                FEDERAL FARM CREDIT BANK - 1.75%

   20,000,000   1.14%, 04/14/04 (B)....................      19,990,857
                                                         --------------
                TOTAL U.S. GOVERNMENT AND
                AGENCY OBLIGATIONS.....................   1,141,425,974
                                                         --------------
                (Cost $1,141,425,974)

TOTAL INVESTMENTS - 99.98%.............................   1,141,425,974
                                                         --------------
(Cost $1,141,425,974)*

NET OTHER ASSETS AND LIABILITIES - 0.02%...............         202,947
                                                         --------------
NET ASSETS - 100.00%...................................  $1,141,628,921
                                                         ==============

-------------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect at May 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 2003

   PAR VALUE                                                   VALUE
  ----------                                                -----------

MUNICIPAL SECURITIES - 99.58%

                ALABAMA - 1.58%

 $  7,250,000   Huntsville-Redstone Village
                Special Care Facilities Financing Authority
                Series D
                1.21%, 12/01/06 (A)
                LOC: LaSalle Bank, N.A.................  $    7,250,000
   15,000,000   Jefferson County Sewer Revenue
                Capital Improvement Warrants
                Series A
                1.20%, 02/01/42 (A)
                Insured: FGIC
                SPA: JPMorgan Chase Bank...............      15,000,000
                                                         --------------
                                                             22,250,000
                                                         --------------

                ALASKA - 2.13%

   30,000,000   North Slope Borough, Series A, GO
                1.21%, 06/30/10 (A)
                Insured: MBIA
                SPA: Dexia Credit Local de France......      30,000,000
                                                         --------------

                ARIZONA - 2.43%

   19,000,000   Pima County IDA
                Tucson Electric-Irvington
                1.25%, 10/01/22 (A)
                LOC: Toronto-Dominion Bank.............      19,000,000
    3,000,000   Tempe IDA, Centers for Habilitation
                1.30%, 12/01/21 (A)
                LOC: Wells Fargo Bank, N.A.............       3,000,000
   12,200,000   University of Arizona, COP
                Student Union Bookstore, Series B
                1.15%, 06/01/24 (A)
                Insured: AMBAC
                SPA: Bayerische Landesbank GZ..........      12,200,000
                                                         --------------
                                                             34,200,000
                                                         --------------

                ARKANSAS - 1.77%

   15,000,000   Arkansas State Development Finance Authority
                Environmental Facilities Revenue
                Ensco, Inc. Project, AMT
                1.30%, 01/01/20 (A)
                LOC: Wachovia Bank, N.A................      15,000,000
   10,000,000   Arkansas State Development Finance Authority
                Environmental Facilities Revenue
                Teris LLC Project, AMT
                1.30%, 03/01/21 (A)
                LOC: Wachovia Bank, N.A................      10,000,000
                                                         --------------
                                                             25,000,000
                                                         --------------


   PAR VALUE                                                   VALUE
  ----------                                                -----------

                CALIFORNIA - 1.40%

 $ 18,625,000   Los Angeles Regional Airports
                Improvement Corp., Lease Revenue
                Los Angeles International Airports
                1.30%, 12/01/25 (A)
                LOC: Societe Generale..................   $  18,625,000
  1,180,000     Regional Airport Improvement Corp.
                Los Angeles Terminal Facilities
                Completion Bond
                Los Angeles International Airport, AMT
                1.33%, 12/01/25 (A)
                LOC: Societe Generale..................       1,180,000
                                                         --------------
                                                             19,805,000
                                                         --------------

                COLORADO - 1.91%

 24,000,000     Colorado Housing & Finance Authority
                Single Family Mortgage
                Class I-B-6, AMT
                1.60%, 07/01/03 .......................      24,000,000
  3,000,000     Moffat County, PCR
                Colorado Ute Electric
                1.45%, 07/01/10 (A)
                Insured: AMBAC
                SPA: Societe Generale..................       3,000,000
                                                         --------------
                                                             27,000,000
                                                         --------------

                DISTRICT OF COLUMBIA - 2.68%

 37,800,000     Metropolitan Washington D.C.
                Airport Authority System
                Series C, AMT
                1.25%, 10/01/21 (A)
                Insured: FSA
                SPA: Dexia Credit Local de France .....      37,800,000
                                                         --------------

                FLORIDA - 2.30%

    2,300,000   Alachua County Health Facilities Authority
                Shands Teaching Hospital
                Series A
                1.30%, 12/01/12 (A)
                LOC: SunTrust Bank, N.A................       2,300,000
    3,155,000   Brevard County Revenue
                Holy Trinity Episcopal
                1.25%, 10/01/19 (A)
                LOC: Wachovia Bank, N.A................       3,155,000
    6,500,000   Clay County Development Authority
                Educational Facilities Revenue
                St. Johns Country Day School
                1.20%, 11/01/25 (A)
                LOC: SunTrust Bank, N.A................       6,500,000
   14,950,000   Collier County Health Facilities Authority
                Hospital Revenue
                Cleveland Clinic Health
                Series C-1
                1.30%, 01/01/35 (A)
                LOC: JPMorgan Chase Bank...............      14,950,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2003


   PAR VALUE                                                   VALUE
  ----------                                                -----------

                FLORIDA (CONTINUED)

 $  3,560,000   Orange County, IDA
                Lake Highland Preparation School
                1.25%, 10/01/18 (A)
                LOC: Wachovia Bank, N.A................  $    3,560,000
    2,000,000   Palm Beach County Health Facilities Authority
                Bethesda Healthcare System Project
                1.30%, 12/01/31 (A)
                LOC: SunTrust Bank, N.A................       2,000,000
                                                         --------------
                                                             32,465,000
                                                         --------------

                GEORGIA - 10.83%

  7,000,000     Athens-Clarke County, Unified
                Government Development
                Authority, UGA Real Estate
                Foundation Project
                1.20%, 04/01/31 (A)
                LOC: SunTrust Bank, N.A................       7,000,000
  6,100,000     Atlanta Urban Residential Finance Authority
                Multi-Family Housing Revenue
                Auburn Glenn Apartments, Series A, AMT
                1.30%, 12/01/37 (A)
                LOC: Wachovia Bank, N.A................       6,100,000
  5,000,000     Atlanta Urban Residential Finance Authority
                Multi-Family Housing Revenue
                Northside Plaza Project, AMT
                1.30%, 11/01/27 (A)
                LOC: Wachovia Bank, N.A................       5,000,000
  5,000,000     Bibb County Development Authority Revenue
                1st Presbyterian Day School
                1.20%, 05/01/19 (A)
                LOC: SunTrust Bank, N.A................       5,000,000
 10,000,000     Clayton County Development Authority
                Special Facilities Revenue
                Delta Airlines, Series C, AMT
                1.30%, 05/01/35 (A)
                LOC: General Electric Capital Corp. ...      10,000,000
 20,110,000     Cobb County Development Authority, IDR
                Institute of Nuclear Power Operations
                1.20%, 02/01/13 (A)
                LOC: SunTrust Bank, N.A................      20,110,000
  7,700,000     Cobb County Housing Authority
                Multi-Family Housing Revenue
                Walton Reserve Apartments Project, AMT
                1.25%, 10/01/35 (A)
                LOC: SunTrust Bank, N.A................       7,700,000
  4,000,000     Cobb County Housing Authority
                Multi-Family Housing Revenue
                Woodchase Village Apartments Project, AMT
                1.27%, 03/15/36 (A)
                LOC: Regions Bank......................       4,000,000
  6,960,000     Fayette County Development Authority
                Educational Facilities Revenue
                Catholic Education North Georgia, Inc.
                1.20%, 04/01/28 (A)
                LOC: Wachovia Bank, N.A................       6,960,000



   PAR VALUE                                                   VALUE
  ----------                                                -----------

                GEORGIA (CONTINUED)

 $ 19,295,000   Fulton County Development Authority
                Educational Facilities Revenue
                Catholic Education North Georgia, Inc.
                1.20%, 04/01/28 (A)
                LOC: Wachovia Bank, N.A................   $  19,295,000
    6,375,000   Gainesville & Hall County
                Exempt Facilities Revenue
                Squirrel Creek Basin
                1.30%, 07/01/32 (A)
                LOC: Wachovia Bank, N.A................       6,375,000
   15,000,000   Gainesville Redevelopment Authority
                Educational Facilities Revenue
                Riverside Military Project
                1.20%, 07/01/24 (A)
                LOC: Wachovia Bank, N.A................      15,000,000
    5,200,000   Macon-Bibb County Hospital Authority
                Revenue Anticipation Certificates
                Central Georgia Health
                1.30%, 05/01/30 (A)
                LOC: SunTrust Bank, N.A................       5,200,000
   34,950,000   Private Colleges & Universities Facilities
                Authority, Emory University
                Series B
                1.05%, 11/01/35 (A)....................      34,950,000
                                                         --------------
                                                            152,690,000
                                                         --------------

                IDAHO - 0.52%

    2,625,000   Custer County, PCR, Amoco Co. Project
                Standard Oil Industry
                1.40%, 10/01/09 (A)....................       2,625,000
    4,715,000   Eagle, IDC, Camille Beckman Corp.
                Project, AMT
                1.50%, 09/01/21 (A)
                LOC: Wells Fargo Bank, N.A.............       4,715,000
                                                         --------------
                                                              7,340,000
                                                         --------------

                ILLINOIS - 10.87%

    6,850,000   Chicago Enterprise Zone
                J & A LLC Project, AMT
                1.35%, 12/01/32 (A)
                LOC: LaSalle National Bank.............       6,850,000
   11,350,000   Du Page County, Benedictine
                University Building Project
                1.21%, 07/01/24 (A)
                LOC: LaSalle Bank, N.A.................      11,350,000
   10,000,000   Illinois Development Finance Authority
                Bradley University Project
                1.20%, 08/01/32 (A)
                Insured: FGIC
                SPA: National City Bank................      10,000,000
    7,250,000   Illinois Development Finance Authority
                Foundation For Safety & Health
                1.21%, 10/01/17 (A)
                LOC: LaSalle National Bank.............       7,250,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2003


   PAR VALUE                                                   VALUE
  ----------                                                -----------

                ILLINOIS (CONTINUED)

$   3,675,000   Illinois Development Finance Authority
                Oak Park Residence Corp. Project
                1.21%, 07/01/41 (A)
                LOC: LaSalle Bank, N.A.................  $    3,675,000
    5,000,000   Illinois Development Finance Authority
                Sinai Community Institute Project
                1.21%, 03/01/22 (A)
                LOC: LaSalle National Bank.............       5,000,000
   18,000,000   Illinois Education
                Shedd Aquarium
                1.10%, 05/20/04
                LOC: Bank of America, N.A..............      18,000,000
   14,350,000   Illinois EFA
                Benedictine University Project
                1.21%, 08/01/25 (A)
                LOC: LaSalle Bank, N.A.................      14,350,000
   16,560,000   Illinois EFA
                Illinois Institute of Technology
                1.20%, 12/01/35 (A)
                LOC: Harris Trust & Savings Bank.......      16,560,000
    5,000,000   Illinois EFA
                St. Xavier University Project Series A
                1.21%, 10/01/32 (A)
                LOC: LaSalle Bank, N.A.................       5,000,000
    6,800,000   Illinois Health Facilities Authority
                Swedish Covenant Hospital Project
                1.21%, 08/01/25 (A)
                Insured: AMBAC
                SPA: Harris Trust & Savings Bank. .....       6,800,000
    4,300,000   Illinois Health Facilities Authority
                University of Chicago Hospitals Project
                Series C
                1.40%, 08/15/26 (A)
                Insured: MBIA
                SPA: JPMorgan Chase Bank...............       4,300,000
   25,000,000   Illinois State Toll Highway Authority
                Series B
                1.20%, 01/01/17 (A)
                Insured: FSA
                SPA: Landesbank Hessen-Thuringen GZ ...      25,000,000
    7,400,000   Marion Special Service Area No. 2, GO
                1.25%, 01/01/22 (A)
                LOC: U.S. Bank, N.A....................       7,400,000
    6,000,000   Niles Educational Facilities
                Notre Dame High School Project
                1.21%, 03/01/31 (A)
                LOC: LaSalle Bank, N.A.................       6,000,000
    5,700,000   Northern Cook County, Solid Waste
                Agency Contract
                Second Lien, Series A
                1.20%, 05/01/15 (A)
                LOC: Northern Trust Co.................       5,700,000
                                                         --------------
                                                            153,235,000
                                                         --------------


   PAR VALUE                                                   VALUE
  ----------                                                -----------

                INDIANA - 1.21%

 $11,800,000    Indiana Development Finance Authority
                Pure Air Corp.
                1.10%, 07/10/03
                LOC: Landesbank Hessen-Thuringen GZ      $   11,800,000
  5,250,000     Indiana State EFA
                DePauw University Project
                1.30%, 07/01/18 (A)
                LOC: Northern Trust Co.................       5,250,000
                                                         --------------
                                                             17,050,000
                                                         --------------

                IOWA - 2.95%

    5,500,000   Hills Healthcare Revenue
                Mercy Hospital Project
                1.30%, 08/01/32 (A)
                LOC: U.S. Bank, N.A....................       5,500,000
   11,250,000   Iowa Finance Authority
                Single Family Mortgage
                Series I, AMT
                1.25%, 07/01/32 (A)
                Insured: GNMA/FNMA Collateral
                SPA: Wells Fargo Bank, N.A.............      11,250,000
    6,100,000   Iowa Finance Authority, IDR
                Ramsgate Corp. Project, AMT
                1.35%, 12/01/22 (A)
                LOC: U.S. Bank, N.A....................       6,100,000
    6,050,000   Linn County
                YMCA Greater Cedar Rapids, AMT
                1.30%, 12/01/10 (A)
                LOC: Wells Fargo Bank, N.A.............       6,050,000
    7,300,000   Linn County, IDR
                Highway Equipment Co. Project, AMT
                1.30%, 07/01/22 (A)
                LOC: Wells Fargo Bank, N.A.............       7,300,000
    5,400,000   Linn County, IDR
                Swiss Valley Farms Co. Project, AMT
                1.30%, 05/01/21 (A)
                LOC: Wells Fargo Bank, N.A.............       5,400,000
                                                         --------------
                                                             41,600,000
                                                         --------------

                KANSAS - 0.29%

  4,100,000     Lenaxa Multi-Family Housing
                Meadows Apartments Project
                Series A
                1.30%, 04/15/35 (A)
                LIQ FAC: FNMA..........................       4,100,000
                                                         --------------

                KENTUCKY - 3.56%

  6,680,000     Breckinridge County Lease Program
                Association Counties
                Leasing Trust, Series A
                1.30%, 02/01/32 (A)
                LOC: U.S. Bank, N.A....................       6,680,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2003


   PAR VALUE                                                   VALUE
  ----------                                                -----------

                KENTUCKY (CONTINUED)

$  25,000,000   Fort Mitchell, League of Cities
                Funding Trust Lease Program
                Series A
                1.24%, 10/01/32 (A)
                LOC: U.S. Bank, N.A....................  $   25,000,000
   18,500,000   Kentucky Interlocal School
                Transportation Association, TRAN
                3.00%, 06/30/03 .......................      18,519,662
                                                         --------------
                                                             50,199,662
                                                         --------------

                LOUISIANA - 2.56%

      950,000   Louisiana State Offshore Terminal Authority
                Deepwater Port Revenue
                Loop LLC, 1st Stage, Series A
                1.30%, 09/01/17 (A)
                LOC: Bank One, N.A.....................         950,000
   10,800,000   South Louisiana Commission Port
                Occidental Petroleum
                1.15%, 07/01/18 (A)
                LOC: Bank of New York..................      10,800,000
    8,800,000   St. Charles Parish, PCR
                Shell Oil Co. Project
                1.20%, 06/01/05 (A)....................       8,800,000
   15,500,000   St. James Parish, PCR
                Texaco Project, Series A
                1.05%, 07/09/03 .......................      15,500,000
                                                         --------------
                                                             36,050,000
                                                         --------------

                MARYLAND - 2.60%

    7,305,000   Baltimore City Economic Development
                Mount Washington Pediatric
                Hospital, Inc.
                1.15%, 07/01/21 (A)
                LOC: Citizens Bank.....................       7,305,000
   29,300,000   Maryland State
                Economic Development Corp.
                College Park LLC, Series A
                1.20%, 06/01/32 (A)
                LOC: Wachovia Bank, N.A................      29,300,000
                                                         --------------
                                                             36,605,000
                                                         --------------

                MASSACHUSETTS - 6.84%

   10,000,000   Cohasset, BAN, GO
                2.13%, 07/25/03 .......................      10,008,886
   16,000,000   Dover & Sherborn Regional
                School District, BAN, GO
                2.50%, 11/14/03 .......................      16,058,665
    9,575,000   Dover, BAN, GO
                2.75%, 06/20/03 .......................       9,580,443
    7,000,000   Grafton, BAN, GO
                2.50%, 10/23/03 .......................       7,027,755
   20,000,000   Needham, BAN, GO
                2.13%, 06/27/03 .......................      20,007,500



   PAR VALUE                                                   VALUE
  ----------                                                -----------

                MASSACHUSETTS (CONTINUED)

 $ 17,950,000   Newton, BAN, GO
                2.25%, 08/29/03 .......................  $   17,975,227
   15,625,000   Waltham, BAN, GO
                2.00%, 02/12/04 .......................      15,720,317
                                                         --------------
                                                             96,378,793
                                                         --------------

                MICHIGAN - 6.66%

   35,000,000   Detroit Sewer Disposal Revenue
                Second Lien, Series E
                1.50%, 07/01/31 (A)
                Insured: FGIC
                LIQ FAC: FGIC SPI......................      35,000,000
   35,000,000   Michigan Municipal Bond Authority
                Series C-2
                2.25%, 08/22/03
                LOC: JPMorgan Chase Bank...............      35,061,948
   12,215,000   Michigan State Building Authority
                Multi Modal Facilities Program
                Series I
                1.20%, 10/15/37 (A)
                LOC: Bank of New York
                LOC: Lloyds TSB Bank...................      12,215,000
    7,400,000   Michigan State Strategic Fund
                Limited Obligation Revenue
                American Autocoat, Inc.
                Project, AMT
                1.31%, 10/01/22 (A)
                LOC: Fifth Third Bank..................       7,400,000
    4,260,000   Michigan State Strategic Fund
                Limited Obligation Revenue
                Environmental, Series B
                1.23%, 10/01/11 (A)
                LOC: Fifth Third Bank..................       4,260,000
                                                         --------------
                                                             93,936,948
                                                         --------------

                MINNESOTA - 0.38%

    5,355,000   Springfield, IDR
                Ochs Brick Co. Project, AMT
                1.30%, 05/01/16 (A)
                LOC: Wells Fargo Bank, N.A.............       5,355,000
                                                         --------------

                MISSISSIPPI - 2.77%

    2,000,000   Jackson County Water System
                Chevron USA, Inc. Project, GO
                1.05%, 11/01/24 (A)....................       2,000,000
   37,000,000   Perry County, PCR
                Leaf River Forest Production Project
                1.15%, 02/01/22 (A)
                LOC: Bank of America, N.A..............      37,000,000
                                                         --------------
                                                             39,000,000
                                                         --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2003


   PAR VALUE                                                   VALUE
  ----------                                                -----------

                MISSOURI - 0.53%

 $  4,440,000   Kansas City, IDA
                Multi-Family Housing Revenue
                Cloverset Apartments Project
                1.20%, 09/15/32 (A)
                LIQ FAC: FNMA..........................  $    4,440,000
    3,000,000   Missouri State HEFA
                Stowers Medical Research Facilities
                1.20%, 07/01/36 (A)
                Insured: MBIA
                SPA: Toronto-Dominion Bank.............       3,000,000
                                                         --------------
                                                              7,440,000
                                                         --------------

                NEW HAMPSHIRE - 0.70%

    9,800,000   New Hampshire State Business
                Finance Authority
                Valley Regional Hospital
                1.20%, 04/01/28 (A)
                LOC: Bank of New York..................       9,800,000
                                                         --------------

                NEW MEXICO - 1.98%

   25,950,000   Farmington, PCR
                Arizona Public Service Co.
                Series A
                1.30%, 05/01/24 (A)
                LOC: Barclays Bank Plc.................      25,950,000
    2,000,000   Farmington, PCR
                Arizona Public Service Co.
                Series B
                1.30%, 09/01/24 (A)
                LOC: Barclays Bank Plc.................       2,000,000
                                                         --------------
                                                             27,950,000
                                                         --------------

                NORTH CAROLINA - 0.88%

   12,425,000   North Carolina Capital Facilities Finance
                Agency, Educational Facilities
                Brevard College Corp.
                1.20%, 05/01/26 (A)
                LOC: Wachovia Bank, N.A................      12,425,000
                                                         --------------

                OHIO - 0.21%

    3,000,000   Sharonville, IDR
                Edgcomb Metals Co. Project
                1.20%, 11/01/09 (A)
                LOC: Wells Fargo Bank, N.A.............       3,000,000
                                                         --------------

                OREGON - 0.21%

    3,000,000   Oregon State Health Housing
                Educational & Cultural Facilities
                Authority, Quatama Crossing
                Housing Project
                1.25%, 01/01/31 (A)
                LOC: U.S. Bank, N.A....................       3,000,000
                                                         --------------

   PAR VALUE                                                   VALUE
  ----------                                                -----------


                PENNSYLVANIA - 0.64%

 $  9,000,000   Montgomery County, IDA
                Abington Friends School Project
                1.20%, 06/01/27 (A)
                LOC: Wachovia Bank, N.A................  $    9,000,000
                                                         --------------

                SOUTH CAROLINA - 1.29%

    6,500,000   Cherokee County, Industrial Revenue
                Newark Electronics Division
                1.22%, 12/01/15 (A)
                LOC: LaSalle Bank, N.A.................       6,500,000
    5,000,000   South Carolina Jobs EDA
                Economic Development Revenue
                South Atlantic Canners Project, AMT
                1.30%, 12/01/21 (A)
                LOC: Wachovia Bank, N.A................       5,000,000
    6,650,000   South Carolina Jobs EDA
                Health Facilities Revenue
                Presbyterian Home of South Carolina
                1.20%, 12/01/21 (A)
                LOC: Wachovia Bank, N.A................       6,650,000
                                                         --------------
                                                             18,150,000
                                                         --------------

                SOUTH DAKOTA - 0.45%

    6,300,000   South Dakota State HEFA
                Rapid City Regional Hospital
                1.30%, 09/01/27 (A)
                Insured: MBIA
                SPA: U.S. Bank, N.A....................       6,300,000
                                                         --------------

                TENNESSEE - 1.61%

    9,200,000   Blount County Health & Educational
                Facilities Board
                Asbury Centers, Inc. Project
                1.20%, 07/01/11 (A)
                LOC: SunTrust Bank, N.A................       9,200,000
    4,520,000   Greenville, IDB
                Warehouse Services LLC, AMT
                1.35%, 05/01/18 (A)
                LOC: SunTrust Bank, N.A................       4,520,000
    9,000,000   Metropolitan Government
                Nashville & Davidson County
                Health & Education Facilities Board
                Ensworth School Project
                1.20%, 12/01/27 (A)
                LOC: SunTrust Bank, N.A................       9,000,000
                                                         --------------
                                                             22,720,000
                                                         --------------

                TEXAS - 13.25%

    1,500,000   Bell County HFDC
                Scott & White Memorial Hospital
                Series 2001-1
                1.30%, 08/15/31 (A)
                Insured: MBIA
                SPA: JPMorgan Chase Bank...............       1,500,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2003


   PAR VALUE                                                   VALUE
  ----------                                                -----------

                TEXAS (CONTINUED)

 $ 12,000,000   Guadalupe-Blanco River Authority, PCR
                Central Power & Light Co. Project
                1.35%, 11/01/15 (A)
                LOC: Barclays Bank Plc.................  $   12,000,000
   43,500,000   Hockley County, IDC, PCR
                Amoco Project, Standard Oil Co.
                1.10%, 03/01/14 (A)....................      43,500,000
   11,200,000   Houston Higher Education Finance Corp.
                Rice University, Series A
                1.10%, 07/18/03 .......................      11,200,000
    6,000,000   Houston Higher Education Finance Corp.
                Rice University, Series A
                1.05%, 08/08/03 .......................       6,000,000
   13,740,000   Lower Neches Valley Authority, PCR
                Chevron USA, Inc. Project
                1.10%, 02/15/17 (A)....................      13,740,000
   14,930,000   Texas Public Finance Authority
                1.10%, 07/18/03 .......................      14,930,000
   39,055,000   Texas State, TRAN
                2.75%, 08/29/03 .......................      39,176,055
   20,000,000   University of Texas
                1.10%, 06/11/03 .......................      20,000,000
   24,800,000   University of Texas
                University Revenue Financing System
                Board of Regents
                Series A
                1.15%, 08/15/13 (A)....................      24,800,000
                                                         --------------
                                                            186,846,055
                                                         --------------

                UTAH - 0.86%

   12,100,000   Emery County, PCR
                Pacificorp Project
                1.20%, 07/01/15 (A)
                LOC: Bank One, N.A.....................      12,100,000
                                                         --------------

                VERMONT - 1.95%

   13,270,000   Vermont Educational & Health Buildings
                Financing Agency
                North County Hospital
                Series A
                1.20%, 10/01/32 (A)
                LOC: SunTrust Bank, N.A................      13,270,000
    6,460,000   Vermont Educational & Health Buildings
                Financing Agency
                Northwestern Project
                Series A
                1.20%, 09/01/31 (A)
                LOC: ABN Amro Bank N.V.................       6,460,000
    7,800,000   Vermont Educational & Health Buildings
                Financing Agency
                Springfield Project
                Series A
                1.20%, 09/01/31 (A)
                LOC: ABN Amro Bank N.V.................       7,800,000
                                                         --------------
                                                             27,530,000
                                                         --------------



   PAR VALUE                                                   VALUE
  ----------                                                -----------

                VIRGINIA - 4.35%

 $ 16,885,000   Dinwiddie County, IDA, Exempt Facility
                Chaparral East Project
                Series A, AMT
                1.45%, 09/01/28 (A)
                LOC: Bank of America, N.A..............  $   16,885,000
   14,900,000   Virginia State Housing Development Authority
                Commonwealth Mortgage
                Sub-Series A, Stem 2, AMT
                Put Date on 07/09/2003 at 100%
                1.12%, 07/01/26 .......................      14,900,000
   14,400,000   Virginia State Housing Development Authority
                Commonwealth Mortgage
                Sub-Series A, Stem 3, AMT
                Put Date on 08/20/2003 at 100%
                1.10%, 10/01/26 .......................      14,400,000
   15,200,000   Virginia State Housing Development Authority
                Commonwealth Mortgage
                Sub-Series A, Stem 4, AMT
                Put Date on 10/01/2003 at 100%
                1.10%, 04/01/27 .......................      15,200,000
                                                         --------------
                                                             61,385,000
                                                         --------------

                WASHINGTON - 1.68%

   14,320,000   Port of Seattle
                Series A-1
                1.10%, 07/16/03
                LOC: Bank of America, N.A..............      14,320,000
    4,630,000   Washington State EDFA
                RMI Investors LLC Project
                Series F, AMT
                1.30%, 08/01/26 (A)
                LOC: Wells Fargo Bank, N.A.............       4,630,000
    4,700,000   Washington State HFC
                Non-Profit Revenue
                Evergreen School Project
                1.20%, 07/01/28 (A)
                LOC: Wells Fargo Bank, N.A.............       4,700,000
                                                         --------------
                                                             23,650,000
                                                         --------------

                WISCONSIN - 0.75%

 10,600,000     Wisconsin State HEFA
                University of Wisconsin
                Medical Foundation
                1.21%, 05/01/30 (A)
                LOC: LaSalle Bank, N.A.................      10,600,000
                                                         --------------
                TOTAL MUNICIPAL SECURITIES.............   1,403,956,458
                                                         --------------
                (Cost $1,403,956,458)



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2003

    SHARES                                                     VALUE
  ----------                                                 ---------

INVESTMENT COMPANIES - 0.14%

    778,723     Blackrock Provident Institutional
                MuniCash Portfolio.....................  $      778,723
    288,748     Dreyfus Tax-Exempt
                Cash Management Fund...................         288,748
    294,945     Federated Tax-Free Obligations Fund             294,945
    538,445     SEI Tax-Exempt Trust
                Money Market Fund......................         538,445
                                                         --------------
                TOTAL INVESTMENT COMPANIES.............       1,900,861
                                                         --------------
                (Cost $1,900,861)

TOTAL INVESTMENTS - 99.72%.............................   1,405,857,319
                                                         --------------
(Cost $1,405,857,319)*

NET OTHER ASSETS AND LIABILITIES - 0.28%...............       4,010,540
                                                         --------------
NET ASSETS - 100.00%...................................  $1,409,867,859
                                                         ==============

-------------------------
*        Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect on May 31, 2003.
AMBAC    American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN      Bond Anticipation Note
COP      Certificate of Participation
EDA      Economic Development Authority
EDFA     Economic Development Finance Authority
EFA      Education Facilities Authority
FGIC     Federal Guaranty Insurance Corp.
FGIC SPI FGIC Securities Purchase, Inc.
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance Company
GNMA     Government National Mortgage Association
GO       General Obligation
HEFA     Health and Educational Facilities Authority
HFC      Housing Finance Commission
HFDC     Health Facilities Development Corp.
IDA      Industrial Development Authority
IDB      Industrial Development Board
IDC      Industrial Development Corp.
IDR      Industrial Development Revenue
LIQ FAC  Liquidity Facility
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
PCR      Pollution Control Revenue
SPA      Stand-by Purchase Agreement
TRAN     Tax and Revenue Anticipation Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
CONNECTICUT MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 2003

   PAR VALUE                                                   VALUE
  ----------                                                -----------

MUNICIPAL SECURITIES - 99.62%

                CALIFORNIA - 1.05%

 $  2,820,000   Regional Airport Improvement Corp.
                Los Angeles Terminal Facilities
                Completion Bond
                Los Angeles International Airport, AMT
                1.33%, 12/01/25 (A)
                LOC: Societe Generale..................  $    2,820,000
                                                         --------------

                CONNECTICUT - 77.14%

    2,000,000   Connecticut State
                Series B, GO
                1.20%, 05/15/14 (A)
                SPA: Bayerische Landesbank AG..........       2,000,000
   10,000,000   Connecticut State Development Authority
                Health Care Revenue Corp.
                for Independent Living Project
                Series 1990
                1.12%, 07/01/15 (A)
                LOC: JPMorgan Chase Bank...............      10,000,000
    5,000,000   Connecticut State Development Authority
                Solid Waste, Rand/Whitney Project, AMT
                1.30%, 08/01/23 (A)
                LOC: Bank of Montreal..................       5,000,000
    2,280,000   Connecticut State Development Authority, IDR
                Birken Manufacturing Co. Project
                1.35%, 11/01/23 (A)
                LOC: Wachovia Bank, N.A................       2,280,000
    2,600,000   Connecticut State Development Authority, PCR
                Central Vermont Public Service
                1.10%, 12/01/15 (A)
                LOC: Citizens Bank.....................       2,600,000
    9,655,000   Connecticut State HEFA
                Ascension Health Credit
                Series B
                1.20%, 11/15/29 (A)....................       9,655,000
   10,000,000   Connecticut State HEFA
                Hospital of St. Raphael
                Series J
                1.11%, 07/01/22 (A)
                LOC: KBC Bank N.V......................      10,000,000
    7,000,000   Connecticut State HEFA
                Hotchkiss School
                Series A
                1.15%, 07/01/30 (A)
                SPA: Northern Trust Co.................       7,000,000
    1,085,000   Connecticut State HEFA
                Marvelwood School Issue
                Series A
                1.15%, 07/01/30 (A)
                LOC: Wachovia Bank, N.A................       1,085,000
   12,000,000   Connecticut State HEFA
                Middlesex Hospital
                Series K
                1.15%, 07/01/27 (A)
                LOC: Wachovia Bank, N.A................      12,000,000

   PAR VALUE                                                   VALUE
  ----------                                                -----------

                CONNECTICUT (CONTINUED)

 $ 10,000,000   Connecticut State HEFA
                Stamford Hospital
                Series H
                1.07%, 07/01/24 (A)
                Insured: MBIA
                SPA: JPMorgan Chase Bank...............  $   10,000,000
    8,100,000   Connecticut State HEFA
                Summerwood University Park
                Series A
                1.11%, 07/01/30 (A)
                LOC: LaSalle Bank, N.A.................       8,100,000
      750,000   Connecticut State HEFA
                Taft School
                Series E
                1.10%, 07/01/30 (A)
                LOC: Wachovia Bank, N.A................         750,000
    5,000,000   Connecticut State HEFA
                Yale University
                Series T-2
                1.13%, 07/01/29 (A)....................       5,000,000
    5,635,000   Connecticut State HEFA
                Yale University
                Series U
                1.20%, 07/01/33 (A)....................       5,635,000
    1,275,000   Connecticut State HEFA
                Yale University
                Series U-2
                1.20%, 07/01/33 (A)....................       1,275,000
   11,000,000   Connecticut State HFA
                Housing Mortgage Finance Program
                Series A-3, AMT
                1.20%, 05/15/32 (A)
                Insured: AMBAC
                SPA: FHLB..............................      11,000,000
   15,000,000   Connecticut State HFA
                Housing Mortgage Finance Program
                Series B-3, AMT
                1.20%, 05/15/33 (A)
                Insured: AMBAC
                SPA: FHLB..............................      15,000,000
   10,090,000   Connecticut State Special Tax
                Obligation Revenue
                Transportation Infrastructure
                Series 1
                1.25%, 09/01/20 (A)
                Insured: FGIC
                SPA: Dexia Credit Local de France .....      10,090,000
    1,000,000   Connecticut State Special Tax
                Obligation Revenue
                Transportation Infrastructure
                Series A
                6.50%, 06/01/03 .......................       1,000,000
   10,000,000   Danbury, BAN, GO
                1.50%, 08/07/03 .......................      10,008,810
   12,500,000   East Lyme, BAN, GO
                1.75%, 08/07/03 .......................      12,508,352
    7,000,000   Fairfield, BAN, GO
                3.00%, 08/01/03 .......................       7,018,350



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
CONNECTICUT MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2003

   PAR VALUE                                                   VALUE
  ----------                                                -----------

                CONNECTICUT (CONTINUED)

 $ 11,500,000   Farmington, BAN, GO
                1.75%, 04/16/04 .......................  $   11,566,643
    1,565,000   Hamden, GO
                4.00%, 08/15/03
                Insured: MBIA..........................       1,573,187
    3,000,000   Manchester, Temporary Notes, GO
                2.00%, 07/03/03 .......................       3,001,502
    3,220,000   Milford, BAN, GO
                2.25%, 11/06/03 .......................       3,228,917
    6,000,000   New Haven
                1.00%, 08/08/03 .......................       6,000,000
   10,000,000   Norwalk, GO
                1.25%, 02/01/17 (A)
                SPA: Dexia Credit Local de France            10,000,000
    1,055,000   Plainfield, GO
                3.00%, 08/01/03
                Insured: MBIA..........................       1,057,784
    1,480,000   Shelton, GO
                2.00%, 11/01/03 .......................       1,483,047
    7,000,000   Stamford, BAN, GO
                1.75%, 11/03/03 .......................       7,021,408
    4,000,000   Tolland, BAN, GO
                1.25%, 06/25/03 .......................       4,000,657
                                                         --------------
                                                            207,938,657
                                                         --------------

                GEORGIA - 4.39%

    3,200,000   Cobb County Residential Care
                Facilities Authority Revenue
                Presbyterian Homes Project
                1.20%, 08/01/18 (A)
                LOC: SunTrust Bank, N.A................       3,200,000
    4,900,000   Fayette County Hospital Authority
                Revenue Anticipation Certificates
                Fayette Community Hospital Project
                1.20%, 06/01/26 (A)
                LOC: SunTrust Bank, N.A................       4,900,000
    3,725,000   Fulton County Development Authority, IDR
                Industrial Laser Solutions, AMT
                1.36%, 05/01/18 (A)
                LOC: Wachovia Bank, N.A................       3,725,000
                                                         --------------
                                                             11,825,000
                                                         --------------

                IDAHO - 0.77%

    2,090,000   Idaho Housing & Finance Association
                Housing Revenue
                Balmoral Apartments Project, AMT
                1.35%, 05/01/32 (A)
                LOC: U.S. Bank, N.A....................       2,090,000
                                                         --------------

                ILLINOIS - 0.63%

    1,700,000   Rockford IDR
                Ring Can Corp. Project, AMT
                1.30%, 03/01/08 (A)
                LOC: SunTrust Bank, N.A................       1,700,000
                                                         --------------


   PAR VALUE                                                   VALUE
  ----------                                                -----------

                MICHIGAN - 0.56%

 $  1,500,000   Michigan State Strategic Fund, Ltd.
                Obligation Revenue
                Pioneer Laboratories, Inc. Project, AMT
                1.30%, 09/01/12 (A)
                LOC: Bank One, N.A.....................  $    1,500,000
                                                         --------------

                MINNESOTA - 1.89%

    2,235,000   Minneapolis Multi-Family Revenue
                Driftwood Apartments Project
                Series A, AMT
                1.35%, 10/01/24 (A)
                LOC: U.S. Bank, N.A....................       2,235,000
    1,350,000   Minneapolis Multi-Family Revenue
                Gateway Real Estate, AMT
                1.30%, 10/01/32 (A)
                LOC: LaSalle Bank, N.A.................       1,350,000
    1,500,000   Montrose, IDR
                Lyman Lumber Co. Project, AMT
                1.40%, 05/01/26 (A)
                LOC: U.S. Bank, N.A....................       1,500,000
                                                         --------------
                                                              5,085,000
                                                         --------------

                MISSOURI - 0.70%

    1,900,000   Missouri Higher Education Loan Authority
                Student Loan Revenue
                Series A, AMT
                1.20%, 12/01/05 (A)
                Insured: Guaranteed Student Loans
                LOC: Bank of America, N.A..............       1,900,000
                                                         --------------

                OREGON - 1.19%

    3,200,000   Oregon State Economic Development
                Revenue, Special Newsprint Project
                Series 197, AMT
                1.35%, 12/01/25 (A)
                LOC: Toronto-Dominion Bank.............       3,200,000
                                                         --------------

                PUERTO RICO - 4.21%

    9,900,000   Puerto Rico Commonwealth
                Highway & Transportation Authority
                Series A
                1.10%, 07/01/28 (A)
                Insured: AMBAC
                SPA: Bank of Nova Scotia...............       9,900,000
    1,450,000   Puerto Rico Electric Power Authority
                Power Revenue, Series DD
                5.00%, 07/01/03
                Insured: FSA...........................       1,454,568
                                                         --------------
                                                             11,354,568
                                                         --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
CONNECTICUT MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2003

   PAR VALUE                                                   VALUE
  ----------                                                -----------

                SOUTH CAROLINA - 0.93%

 $  2,500,000   South Carolina Jobs EDA
                Rock-Tenn Converting Co. Project, AMT
                1.35%, 04/01/32 (A)
                LOC: SunTrust Bank, N.A................  $    2,500,000
                                                         --------------

                VIRGINIA - 2.57%

    6,940,000   Dinwiddie County, IDA
                Exempt Facility Revenue
                Chaparral East Project
                Series A, AMT
                1.45%, 09/01/28 (A)
                LOC: Bank of America, N.A..............       6,940,000
                                                         --------------

                WASHINGTON - 3.59%

    3,855,000   Port of Seattle
                1.10%, 09/03/03 .......................       3,855,000
    3,000,000   Washington State HFC
                Multi-Family Housing Revenue
                Arbors on the Park Project, AMT
                1.30%, 10/01/24 (A)
                LOC: GE Capital Corp...................       3,000,000
    2,815,000   Washington State HFC
                Multi-Family Housing Revenue
                Heatherwood Apartments Project
                Series A, AMT
                1.35%, 01/01/35 (A)
                LOC: U.S. Bank, N.A....................       2,815,000
                                                         --------------
                                                              9,670,000
                                                         --------------

                TOTAL MUNICIPAL SECURITIES.............     268,523,225
                                                         --------------
                (Cost $268,523,225)


    SHARES                                                     VALUE
  ----------                                                 ---------

INVESTMENT COMPANIES - 0.20%

      354,351   Blackrock Provident Institutional
                MuniCash Portfolio.....................  $      354,351
      197,232   SEI Tax-Exempt Trust
                Money Market Fund......................         197,232
                                                         --------------
                TOTAL INVESTMENT COMPANIES.............         551,583
                                                         --------------
                (Cost $551,583)

TOTAL INVESTMENTS - 99.82%.............................     269,074,808
                                                         --------------
(Cost $269,074,808)*

NET OTHER ASSETS AND LIABILITIES - 0.18%...............         483,810
                                                         --------------
NET ASSETS - 100.00%...................................  $  269,558,618
                                                         ==============

--------------------------------
*       Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect on May 31, 2003.
AMBAC   American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN     Bond Anticipation Note
EDA     Economic Development Authority
FGIC    Federal Guaranty Insurance Corp.
FHLB    Federal Home Loan Bank
FSA     Financial Security Assurance Company
GO      General Obligation
HEFA    Health and Educational Facilities Authority
HFA     Housing Finance Authority
HFC     Housing Finance Commission
IDA     Industrial Development Authority
IDR     Industrial Development Revenue
LOC     Letter of Credit
MBIA    Municipal Bond Insurance Association
PCR     Pollution Control Revenue
SPA     Stand-by Purchase Agreement


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 2003

   PAR VALUE                                                   VALUE
  ----------                                                -----------

                MUNICIPAL SECURITIES - 96.24%

                FLORIDA - 0.51%

  $ 2,100,000   Pinellas County IDA
                Falcon Enterprises, Inc. Project, AMT
                1.40%, 11/01/22 (A)
                LOC: SunTrust Bank, N.A................  $    2,100,000
                                                         --------------

                IDAHO - 0.44%

    1,825,000   Idaho Health Facilities Authority
                ACES, Pooled Financing Program
                1.27%, 10/01/10 (A)
                LOC/SPA: U.S. Bank, N.A................       1,825,000
                                                         --------------

                INDIANA - 0.97%

    4,000,000   Vigo County, Economic Development
                Revenue, Monninger Corp.
                Project, AMT
                1.50%, 12/01/17 (A)
                LOC: Wells Fargo Bank, N.A.............       4,000,000
                                                         --------------

                IOWA - 0.97%

    4,000,000   Iowa Financing Authority
                Multi-Family Revenue
                The Gables at Johnston Project, AMT
                1.30%, 12/01/37 (A)
                LOC: Wachovia Bank, N.A................       4,000,000
                                                         --------------

                KANSAS - 1.19%

    4,890,000   Wyandotte County, Kansas City
                Unified Government Multi-Family Housing
                Revenue, Royal Ridge Apartments
                Series A-1, AMT
                1.30%, 06/15/35 (A)
                LIQ FAC: FNMA..........................       4,890,000
                                                         --------------

                MASSACHUSETTS - 83.83%

    6,000,000   Cohasset, BAN, GO
                2.13%, 07/25/03 .......................       6,005,332
    7,000,000   Dover & Sherborn Regional
                School District, BAN, GO
                2.50%, 11/14/03 .......................       7,025,666
    5,000,000   Dover, BAN, GO
                2.75%, 06/20/03 .......................       5,002,842
    4,200,000   Grafton, BAN, GO
                2.50%, 10/23/03 .......................       4,216,653
    2,476,000   Lexington, BAN, GO
                2.00%, 02/12/04 .......................       2,490,929
    4,048,000   Lexington, GO
                2.25%, 02/01/04 .......................       4,078,961
    5,350,000   Massachusetts State
                Series B, GO
                1.20%, 08/01/15 (A)
                SPA: Landesbank Hessen-Thuringen GZ ...       5,350,000


   PAR VALUE                                                   VALUE
  ----------                                                -----------

                MASSACHUSETTS (CONTINUED)

 $ 15,150,000   Massachusetts State
                Series B, GO
                1.15%, 09/01/16 (A)
                SPA: Toronto-Dominion Bank.............   $  15,150,000
    4,000,000   Massachusetts State Development
                Finance Agency
                1.10%, 08/18/03 .......................       4,000,000
    4,000,000   Massachusetts State Development
                Finance Agency
                1.10%, 09/08/03 .......................       4,000,000
    3,000,000   Massachusetts State Development
                Finance Agency
                Charles River School Project
                1.11%, 10/01/32 (A)
                LOC: Citizens Bank of Massachusetts ...       3,000,000
    9,900,000   Massachusetts State Development
                Finance Agency
                Dexter School Project
                1.16%, 05/01/31 (A)
                Insured: MBIA
                LOC: Wachovia Bank, N.A................       9,900,000
    6,500,000   Massachusetts State Development
                Finance Agency
                Elderhostel, Inc.
                1.20%, 08/01/30 (A)
                LOC: Royal Bank of Scotland............       6,500,000
   10,000,000   Massachusetts State Development
                Finance Agency
                Gordon College
                1.16%, 09/01/32 (A)
                LOC: Citizens Bank of Massachusetts ...      10,000,000
   10,000,000   Massachusetts State Development
                Finance Agency
                Phillips Acadamy
                1.13%, 09/01/33 (A)
                SPA: Bank of New York..................      10,000,000
    7,000,000   Massachusetts State Development
                Finance Agency
                Smith College
                1.15%, 07/01/24 (A)....................       7,000,000
    2,690,000   Massachusetts State Development
                Finance Agency
                Smith College
                1.15%, 07/01/29 (A)....................       2,690,000
    6,600,000   Massachusetts State HEFA
                Bentley College
                Series K
                1.20%, 07/01/30 (A)
                LOC: State Street Bank.................       6,600,000
    7,000,000   Massachusetts State HEFA
                Berklee College of Music
                Series D
                1.06%, 10/01/27 (A)
                Insured: MBIA
                SPA: Credit Suisse First Boston........       7,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2003

  PAR VALUE                                                   VALUE
  ----------                                                -----------


                MASSACHUSETTS (CONTINUED)

 $ 10,000,000   Massachusetts State HEFA
                Capital Asset Program
                Series M-1
                1.24%, 07/01/31 (A)
                LOC: Citizens Bank of Massachusetts ...  $   10,000,000
   10,000,000   Massachusetts State HEFA
                Partners Healthcare System
                Series D-3
                1.20%, 07/01/28 (A)
                SPA: JPMorgan Chase Bank...............      10,000,000
   10,700,000   Massachusetts State HEFA
                Partners Healthcare System
                Series P-2
                1.15%, 07/01/27 (A)
                Insured: FSA
                SPA: JPMorgan Chase Bank
                SPA: Bayerische Landesbank GZ..........      10,700,000
   28,000,000   Massachusetts State HFA
                Housing Revenue, Series G
                1.15%, 12/01/25 (A)
                SPA: HSBC Bank USA.....................      28,000,000
   26,100,000   Massachusetts State HFA
                Single-Family, AMT
                1.15%, 12/01/30 (A)
                Insured: FSA
                SPA: Dexia Credit Local de France .....      26,100,000
    2,500,000   Massachusetts State IFA
                Buckingham Browne Nichols Issue
                1.15%, 05/01/27 (A)
                LOC: State Street Bank.................       2,500,000
    8,700,000   Massachusetts State IFA
                Governor Dummer Academy
                1.16%, 07/01/26 (A)
                LOC: Citizens Bank.....................       8,700,000
    2,200,000   Massachusetts State IFA
                KMS Cos. Issue, AMT
                1.30%, 05/01/16 (A)
                LOC: Citizens Bank of Massachusetts ...       2,200,000
   26,700,000   Massachusetts State WRA
                1.05%, 06/10/03 .......................      26,700,000
    8,000,000   Nashoba Valley Technical
                High School, BAN
                2.50%, 08/15/03 .......................       8,017,011
    5,514,000   Needham, BAN, GO
                2.13%, 06/27/03 .......................       5,516,068
    9,000,000   Newton, BAN, GO
                2.25%, 08/29/03 .......................       9,012,649
   10,000,000   Northborough-Southborough Regional
                School District, BAN, GO
                1.25%, 10/30/03 .......................      10,006,139
    4,400,000   Norwell, BAN, GO
                2.00%, 07/15/03 .......................       4,404,544
    7,000,000   Norwell, BAN, GO
                2.25%, 02/20/04 .......................       7,052,495
   15,000,000   Peabody, BAN, GO
                1.75%, 02/13/04 .......................      15,067,494


   PAR VALUE                                                   VALUE
  ----------                                                -----------

                MASSACHUSETTS (CONTINUED)

 $11,444,000    Wakefield, BAN, GO
                1.50%, 08/07/03 .......................  $   11,453,209
 10,000,000     Waltham, BAN, GO
                2.00%, 02/12/04 .......................      10,061,003
  8,000,000     Wellesley, BAN, GO
                1.90%, 06/05/03 .......................       8,000,314
 11,500,000     Westwood, GO
                2.50%, 08/07/03 .......................      11,521,210
                                                         --------------
                                                            345,022,519
                                                         --------------

                MINNESOTA - 1.73%

    4,325,000   Eagan Multi-Family Housing Revenue
                Thomas Lake, Series A-1, AMT
                1.30%, 03/15/33 (A)
                LIQ FAC: FNMA..........................       4,325,000
    2,800,000   Hennepin County Housing & Redevelopment
                Authority, Multi-Family Revenue
                Stone Arch Apartments Project, AMT
                1.30%, 04/15/35 (A)
                LOC: LaSalle Bank, N.A.................       2,800,000
                                                         --------------
                                                              7,125,000
                                                         --------------

                PENNSYLVANIA - 0.90%

    3,700,000   Allegheny County, IDA
                Residential Rental Development
                Series A, AMT
                1.30%, 07/01/26 (A)
                LOC: Wachovia Bank, N.A................       3,700,000
                                                         --------------

                SOUTH CAROLINA - 2.14%

    1,380,000   South Carolina State Housing
                Finance & Development Authority
                Multi-Family Revenue, Rental Housing
                Arrington Place Apartments Project, AMT
                1.35%, 12/01/33 (A)
                LOC: SunTrust Bank, N.A................       1,380,000
    7,410,000   South Carolina State Housing
                Finance & Development Authority
                Multi-Family Revenue, Rental Housing
                Spring Grove Project, AMT
                1.30%, 12/01/34 (A)
                LOC: SunTrust Bank, N.A................       7,410,000
                                                         --------------
                                                              8,790,000
                                                         --------------

                TEXAS - 0.67%

    2,750,000   Gulf Coast Waste Disposal Authority
                Environmental Facilities Revenue
                Waste Corp. Project, AMT
                1.35%, 09/01/22 (A)
                LOC: Wells Fargo Bank, N.A.............       2,750,000
                                                         --------------



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2003

   PAR VALUE                                                   VALUE
  ----------                                                -----------

                VIRGINIA - 1.57%

 $  6,465,000   Dinwiddie County, IDA
                Exempt Facility Revenue
                Chaparral East Project
                Series A, AMT
                1.45%, 09/01/28 (A)
                LOC: Bank of America, N.A..............  $    6,465,000
                                                         --------------

                WASHINGTON - 1.32%

    5,450,000   Washington State Housing
                Finance Commission
                Multi-Family Housing Revenue
                Arbors on the Park Project, AMT
                1.30%, 10/01/24 (A)
                LOC: GE Capital Corp...................       5,450,000
                                                         --------------
                TOTAL MUNICIPAL SECURITIES.............     396,117,519
                                                         --------------
                (Cost $396,117,519)

    SHARES
    ------

INVESTMENT COMPANIES - 0.04%

      111,558   Blackrock Provident Institutional
                MuniCash Portfolio.....................         111,558
       63,226   SEI Tax-Exempt Trust
                Money Market Fund......................          63,226
                                                         --------------

                TOTAL INVESTMENT COMPANIES.............         174,784
                                                         --------------
                (Cost $174,784)

TOTAL INVESTMENTS - 96.28%.............................     396,292,303
                                                         --------------
(Cost $396,292,303)*

NET OTHER ASSETS AND LIABILITIES - 3.72%...............      15,307,511
                                                         --------------
NET ASSETS - 100.00%...................................  $  411,599,814
                                                         ==============

-----------------------------------
*        Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect on May 31, 2003.
ACES     Automatically Convertible Securities
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN      Bond Anticipation Note
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance Company
GO       General Obligation
HEFA     Health and Educational Facilities Authority
HFA      Housing Finance Authority
IDA      Industrial Development Authority
IFA      Industrial Finance Authority
LIQ FAC  Liquidity Facility
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
SPA      Stand-by Purchase Agreement
WRA      Water Resource Authority

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2003

                                                                          MONEY               GOVERNMENT           U.S. TREASURY
                                                                          MARKET             MONEY MARKET          MONEY MARKET
                                                                           FUND                  FUND                  FUND
                                                                    ------------------    ------------------    ------------------
ASSETS:
   Investments (Note 2)
     Investments at amortized cost..............................     $   2,198,723,485    $      353,922,788    $    1,141,425,974
     Repurchase agreements......................................            83,960,000           237,492,000                    --
                                                                    ------------------    ------------------    ------------------
       Total Investments at value...............................         2,282,683,485           591,414,788         1,141,425,974
   Cash.........................................................                    --                   822                   911
   Receivable for investments sold..............................                    --                    --                    --
   Interest and dividends receivable............................             3,526,971               359,658             1,361,449
   Deferred Trustees' fees (Note 3).............................               141,216                34,434                43,742
                                                                    ------------------    ------------------    ------------------
     Total Assets...............................................         2,286,351,672           591,809,702         1,142,832,076
                                                                    ------------------    ------------------    ------------------

LIABILITIES:
   Distributions payable........................................             1,199,480               205,810               369,389
   Payable for investments purchased............................                    --                    --                    --
   Payable to custodian.........................................                 5,454                    --                    --
   Payable to Fleet and affiliates (Note 3).....................               704,773               268,084               529,593
   Trustees' fees and expenses payable (Note 3).................                23,143                 3,845                 7,646
   Deferred Trustees' fees (Note 3).............................               141,216                34,434                43,742
   Accrued expenses and other payables..........................               973,048               136,343               252,785
                                                                    ------------------    ------------------    ------------------
     Total Liabilities..........................................             3,047,114               648,516             1,203,155
                                                                    ------------------    ------------------    ------------------
NET ASSETS......................................................    $    2,283,304,558    $      591,161,186    $    1,141,628,921
                                                                    ==================    ==================    ==================
NET ASSETS CONSIST OF:
   Par value (Note 5)...........................................    $        2,283,288    $          591,202    $        1,141,424
   Paid-in capital in excess of par value.......................         2,280,722,337           590,611,158         1,140,055,942
   Undistributed (overdistributed) net investment income........               298,933               (41,174)              431,555
   Accumulated net realized gain (loss) on investments sold.....                    --                    --                    --
                                                                    ------------------    ------------------    ------------------
TOTAL NET ASSETS................................................    $    2,283,304,558    $      591,161,186    $    1,141,628,921
                                                                    ==================    ==================    ==================
Retail A Shares:
   Net assets...................................................    $      660,093,876    $      262,326,818    $      606,740,995
   Shares of beneficial interest outstanding....................           659,940,622           262,349,288           606,498,150
                                                                    ------------------    ------------------    ------------------
   NET ASSET VALUE, offering and redemption price per share.....    $             1.00    $             1.00    $             1.00
                                                                    ==================    ==================    ==================
Trust Shares:
   Net assets...................................................    $    1,623,210,682    $      328,834,368    $      534,887,926
   Shares of beneficial interest outstanding....................         1,623,347,310           328,853,071           534,926,145
                                                                    ------------------    ------------------    ------------------
   NET ASSET VALUE, offering and redemption price per share.....    $             1.00    $             1.00    $             1.00
                                                                    ==================    ==================    ==================


                                                                      TAX-EXEMPT
                                                                     MONEY MARKET     CONNECTICUT MUNICIPAL  MASSACHUSETTS MUNICIPAL
                                                                         FUND           MONEY MARKET FUND       MONEY MARKET FUND
                                                                  ------------------   ------------------      ------------------
ASSETS:
   Investments (Note 2)
     Investments at amortized cost..............................  $    1,405,857,319   $      269,074,808      $      396,292,303
     Repurchase agreements......................................                  --                   --                      --
                                                                  ------------------   ------------------      ------------------
       Total Investments at value...............................       1,405,857,319          269,074,808             396,292,303
   Cash.........................................................                 709                   --                      --
   Receivable for investments sold..............................                  --                   --              23,801,587
   Interest and dividends receivable............................           5,543,756              721,887               1,837,800
   Deferred Trustees' fees (Note 3).............................              35,883                8,184                  10,758
                                                                  ------------------   ------------------      ------------------
     Total Assets...............................................       1,411,437,667          269,804,879             421,942,448
                                                                  ------------------   ------------------      ------------------

LIABILITIES:
   Distributions payable........................................             837,830               67,637                  91,887
   Payable for investments purchased............................                  --                   --              10,001,973
   Payable to custodian.........................................                  --                   --                      --
   Payable to Fleet and affiliates (Note 3).....................             571,865              134,136                 197,116
   Trustees' fees and expenses payable (Note 3).................               9,041                1,662                   2,547
   Deferred Trustees' fees (Note 3).............................              35,883                8,184                  10,758
   Accrued expenses and other payables..........................             115,189               34,642                  38,353
                                                                  ------------------   ------------------      ------------------
     Total Liabilities..........................................           1,569,808              246,261              10,342,634
                                                                  ------------------   ------------------      ------------------
NET ASSETS......................................................  $    1,409,867,859    $     269,558,618      $      411,599,814
                                                                  ==================   ==================      ==================
NET ASSETS CONSIST OF:
   Par value (Note 5)...........................................  $        1,410,185    $         269,565      $          411,616
   Paid-in capital in excess of par value.......................       1,408,494,815          269,295,261             411,167,345
   Undistributed (overdistributed) net investment income........             (19,467)              (5,391)                 33,269
   Accumulated net realized gain (loss) on investments sold.....             (17,674)                (817)                (12,416)
                                                                  ------------------   ------------------      ------------------
TOTAL NET ASSETS................................................  $    1,409,867,859    $     269,558,618      $      411,599,814
                                                                  ==================   ==================      ==================
Retail A Shares:
   Net assets...................................................  $      241,419,854   $      269,558,618      $      411,599,814
   Shares of beneficial interest outstanding....................         241,475,893          269,564,825             411,616,316
                                                                  ------------------   ------------------      ------------------
   NET ASSET VALUE, offering and redemption price per share.....  $             1.00   $             1.00      $             1.00
                                                                  ==================   ==================      ==================
Trust Shares:
   Net assets...................................................  $    1,168,448,005                  N/A                     N/A
   Shares of beneficial interest outstanding....................       1,168,709,117                  N/A                     N/A
                                                                  ------------------   ------------------      ------------------
   NET ASSET VALUE, offering and redemption price per share.....  $             1.00                  N/A                     N/A
                                                                  ==================   ==================      ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      26+27

--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MAY 31, 2003*

                                                                          MONEY               GOVERNMENT           U.S. TREASURY
                                                                          MARKET             MONEY MARKET          MONEY MARKET
                                                                           FUND                  FUND                  FUND
                                                                    ------------------    ------------------    ------------------
INVESTMENT INCOME:
   Interest (Note 2)............................................     $      30,600,295    $        5,277,712    $       10,586,578
   Dividends (Note 2)...........................................                    --                 1,064                    --
                                                                    ------------------    ------------------    ------------------
     Total investment income....................................            30,600,295             5,278,776            10,586,578
                                                                    ------------------    ------------------    ------------------
EXPENSES:
   Investment advisory fee (Note 3).............................             8,486,740             1,544,832             3,065,236
   Administration fee (Note 3)..................................             1,421,756               258,799               545,158
   Custodian fee (Note 3).......................................                15,129                11,547                12,244
   Fund accounting fee (Note 3).................................                82,480                56,353                77,810
   Professional fees (Note 3)...................................               121,917                38,329                62,934
   Shareholder servicing and 12b-1 fees (Note 3)................               913,816               145,493               359,905
   Transfer agent fee (Note 3)..................................             1,287,730               170,086               246,025
   Trustees' fees and expenses (Note 3).........................                57,931                 9,434                13,991
   Reports to shareholders (Note 3).............................               410,193                42,572                94,172
   Miscellaneous................................................               167,297                28,207                46,146
                                                                    ------------------    ------------------    ------------------
     Total expenses before reimbursement/waiver (Note 4)........            12,964,989             2,305,652             4,523,621
                                                                    ------------------    ------------------    ------------------
     Less: reimbursement/waiver (Note 4)........................            (1,119,285)              (15,785)               (1,300)
                                                                    ------------------    ------------------    ------------------
       Total expenses net of reimbursement/waiver...............            11,845,704             2,289,867             4,522,321
                                                                    ------------------    ------------------    ------------------
NET INVESTMENT INCOME...........................................            18,754,591             2,988,909             6,064,257
                                                                    ------------------    ------------------    ------------------
NET REALIZED GAIN ON INVESTMENTS SOLD (NOTE 2)..................                44,111                    --                 1,376
                                                                    ------------------    ------------------    ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............     $      18,798,702    $        2,988,909    $        6,065,633
                                                                    ==================    ==================    ==================


                                                                      TAX-EXEMPT
                                                                     MONEY MARKET     CONNECTICUT MUNICIPAL  MASSACHUSETTS MUNICIPAL
                                                                         FUND           MONEY MARKET FUND       MONEY MARKET FUND
                                                                  ------------------   ------------------      ------------------
INVESTMENT INCOME:
   Interest (Note 2)............................................  $       12,335,532   $        2,064,521      $        3,232,202
   Dividends (Note 2)...........................................              56,048               10,622                   7,996
                                                                  ------------------   ------------------      ------------------
     Total investment income....................................          12,391,580            2,075,143               3,240,198
                                                                  ------------------   ------------------      ------------------
EXPENSES:
   Investment advisory fee (Note 3).............................           3,801,338              655,104               1,036,853
   Administration fee (Note 3)..................................             636,818              109,746                 173,697
   Custodian fee (Note 3).......................................              11,912                7,636                   8,099
   Fund accounting fee (Note 3).................................              87,297               32,665                  29,671
   Professional fees (Note 3)...................................              71,471               21,655                  25,277
   Shareholder servicing and 12b-1 fees (Note 3)................             143,806              163,461                 205,108
   Transfer agent fee (Note 3)..................................              40,686               14,523                  13,081
   Trustees' fees and expenses (Note 3).........................              19,373                4,227                   6,270
   Reports to shareholders (Note 3).............................               5,975                5,544                     774
   Miscellaneous................................................              36,268               10,324                   9,358
                                                                  ------------------   ------------------      ------------------
     Total expenses before reimbursement/waiver (Note 4)........           4,854,944            1,024,885               1,508,188
                                                                  ------------------   ------------------      ------------------
     Less: reimbursement/waiver (Note 4)........................            (258,659)              (1,300)                 (1,300)
                                                                  ------------------   ------------------      ------------------
       Total expenses net of reimbursement/waiver...............           4,596,285            1,023,585               1,506,888
                                                                  ------------------   ------------------      ------------------
NET INVESTMENT INCOME...........................................           7,795,295            1,051,558               1,733,310
                                                                  ------------------   ------------------      ------------------
NET REALIZED GAIN ON INVESTMENTS SOLD (NOTE 2)..................                  --                   --                      --
                                                                  ------------------   ------------------      ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $        7,795,295   $        1,051,558      $        1,733,310
                                                                  ==================   ==================      ==================

-----------------------------------
* For the period from November 1, 2002 through May 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      28+29

--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2002

                                                                          MONEY               GOVERNMENT           U.S. TREASURY
                                                                          MARKET             MONEY MARKET          MONEY MARKET
                                                                           FUND                  FUND                  FUND
                                                                    ------------------    ------------------    ------------------
INVESTMENT INCOME:
   Interest (Note 2)............................................     $     106,391,946    $       15,618,579    $       30,691,036
   Dividends (Note 2)...........................................                    --               153,851                    --
                                                                    ------------------    ------------------    ------------------
     Total investment income....................................           106,391,946            15,772,430            30,691,036
                                                                    ------------------    ------------------    ------------------
EXPENSES:
   Investment advisory fee (Note 3).............................            20,816,293             3,169,915             6,039,831
   Administration fee (Note 3)..................................             3,420,944               520,945             1,063,684
   Custodian fee (Note 3).......................................                18,081                16,502                19,514
   Fund accounting fee (Note 3).................................               147,644                98,455               140,917
   Professional fees (Note 3)...................................               206,935                43,113                73,818
   Shareholder servicing and 12b-1 fees (Note 3)................             2,530,721               330,142               760,988
   Transfer agent fee (Note 3)..................................             2,367,283               304,647               440,507
   Trustees' fees and expenses (Note 3).........................                65,958                10,213                25,587
   Reports to shareholders (Note 3).............................             1,255,483               168,936               254,700
   Miscellaneous................................................               223,561                55,619                84,600
                                                                    ------------------    ------------------    ------------------
     Total expenses before reimbursement/waiver (Note 4)........            31,052,903             4,718,487             8,904,146
                                                                    ------------------    ------------------    ------------------
     Less: reimbursement/waiver (Note 4)........................            (2,234,536)              (43,149)               (7,800)
                                                                    ------------------    ------------------    ------------------
       Total expenses net of reimbursement/waiver...............            28,818,367             4,675,338             8,896,346
                                                                    ------------------    ------------------    ------------------
NET INVESTMENT INCOME...........................................            77,573,579            11,097,092            21,794,690
                                                                    ------------------    ------------------    ------------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD (NOTE 2)...........                  (381)                   --                    --
                                                                    ------------------    ------------------    ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............     $      77,573,198    $       11,097,092    $       21,794,690
                                                                    ==================    ==================    ==================

                                                                      TAX-EXEMPT
                                                                     MONEY MARKET     CONNECTICUT MUNICIPAL  MASSACHUSETTS MUNICIPAL
                                                                         FUND           MONEY MARKET FUND       MONEY MARKET FUND
                                                                  ------------------   ------------------      ------------------
INVESTMENT INCOME:
   Interest (Note 2)............................................  $       28,208,019   $        4,467,296      $        8,244,125
   Dividends (Note 2)...........................................             442,917               51,379                  92,094
                                                                  ------------------   ------------------      ------------------
     Total investment income....................................          28,650,936            4,518,675               8,336,219
                                                                  ------------------   ------------------      ------------------
EXPENSES:
   Investment advisory fee (Note 3).............................           7,152,015            1,212,557               2,098,805
   Administration fee (Note 3)..................................           1,176,173              197,616                 341,963
   Custodian fee (Note 3).......................................              31,002               12,880                  17,684
   Fund accounting fee (Note 3).................................             145,678               57,208                  80,947
   Professional fees (Note 3)...................................              72,584               30,266                  31,276
   Shareholder servicing and 12b-1 fees (Note 3)................             266,294              302,549                 394,726
   Transfer agent fee (Note 3)..................................              67,985               26,068                  14,069
   Trustees' fees and expenses (Note 3).........................              26,043                3,473                   6,800
   Reports to shareholders (Note 3).............................              43,818               13,052                  10,949
   Miscellaneous................................................              58,518               17,669                  24,771
                                                                  ------------------   ------------------      ------------------
     Total expenses before reimbursement/waiver (Note 4)........           9,040,110            1,873,338               3,021,990
                                                                  ------------------   ------------------      ------------------
     Less: reimbursement/waiver (Note 4)........................            (526,802)              (7,800)                 (7,800)
                                                                  ------------------   ------------------      ------------------
       Total expenses net of reimbursement/waiver...............           8,513,308            1,865,538               3,014,190
                                                                  ------------------   ------------------      ------------------
NET INVESTMENT INCOME...........................................          20,137,628            2,653,137               5,322,029
                                                                  ------------------   ------------------      ------------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD (NOTE 2)...........                   7                   --                      --
                                                                  ------------------   ------------------      ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $       20,137,635   $        2,653,137      $        5,322,029
                                                                  ==================   ==================      ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      30+31

--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      MONEY MARKET
                                                                          FUND
                                                     -----------------------------------------------

                                                       PERIOD ENDED     YEARS ENDED     OCTOBER 31,
                                                       MAY 31, 2003*      2002             2001
                                                     ---------------  --------------  --------------

NET ASSETS AT BEGINNING OF PERIOD .................  $ 4,286,486,040  $5,697,037,712  $4,908,185,054
                                                     ---------------  --------------  --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ..........................       18,754,591      77,573,579     235,896,061
   Net realized gain (loss) on investments sold ...           44,111            (381)         13,013
                                                     ---------------  --------------  --------------
     Net increase in net assets
       resulting from operations ..................       18,798,702      77,573,198     235,909,074
                                                     ---------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income ........................       (8,068,117)    (37,890,354)   (135,266,871)
                                                     ---------------  --------------  --------------
   RETAIL B SHARES:
     Net investment income ........................             (888)        (46,952)       (117,071)
                                                     ---------------  --------------  --------------
   TRUST SHARES:
     Net investment income ........................      (10,685,586)    (39,636,273)    (96,759,725)
                                                     ---------------  --------------  --------------
   BKB SHARES:
     Net investment income ........................              N/A             N/A      (3,752,286)
                                                     ---------------  --------------  --------------
       Total Distributions to shareholders ........      (18,754,591)    (77,573,579)   (235,895,953)
                                                     ---------------  --------------  --------------
NET INCREASE (DECREASE) FROM
   SHARE TRANSACTIONS(1) ..........................   (2,003,225,593) (1,410,551,291)    788,839,537
                                                     ---------------  --------------  --------------

   Net increase (decrease) in net assets ..........   (2,003,181,482) (1,410,551,672)    788,852,658
                                                     ---------------  --------------  --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ....  $ 2,283,304,558  $4,286,486,040  $5,697,037,712
                                                     ===============  ==============  ==============
(A) Undistributed (overdistributed)
   net investment income ..........................  $       298,933  $      255,203  $      243,221
                                                     ===============  ==============  ==============

                                                                    GOVERNMENT
                                                                 MONEY MARKET FUND
                                                     -------------------------------------------
                                                       PERIOD ENDED      YEARS ENDED OCTOBER 31,
                                                     MAY 31, 2003*      2002            2001
                                                     -------------  -------------  -------------

NET ASSETS AT BEGINNING OF PERIOD .................  $ 738,716,429  $ 936,095,293  $ 861,773,686
                                                     -------------  -------------  -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ..........................      2,988,909     11,097,092     37,829,940
   Net realized gain (loss) on investments sold ...             --             --             --
                                                     -------------  -------------  -------------
     Net increase in net assets
       resulting from operations ..................      2,988,909     11,097,092     37,829,940
                                                     -------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income ........................       (976,486)    (4,379,274)   (14,359,108)
                                                     -------------  -------------  -------------
   RETAIL B SHARES:
     Net investment income ........................            N/A            N/A            N/A
                                                     -------------  -------------  -------------
   TRUST SHARES:
     Net investment income ........................     (2,012,423)    (6,717,818)   (23,470,832)
                                                     -------------  -------------  -------------
   BKB SHARES:
     Net investment income ........................            N/A            N/A            N/A
                                                     -------------  -------------  -------------
       Total Distributions to shareholders ........     (2,988,909)   (11,097,092)   (37,829,940)
                                                     -------------  -------------  -------------
NET INCREASE (DECREASE) FROM
   SHARE TRANSACTIONS(1) ..........................   (147,555,243)  (197,378,864)    74,321,607
                                                     -------------  -------------  -------------

   Net increase (decrease) in net assets ..........   (147,555,243)  (197,378,864)    74,321,607
                                                     -------------  -------------  -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ....  $ 591,161,186  $ 738,716,429  $ 936,095,293
                                                     =============  =============  =============
(A) Undistributed (overdistributed)
   net investment income ..........................  $     (41,174) $     (41,174) $     (41,174)
                                                     =============  =============  =============

                                                                    U.S. TREASURY
                                                                  MONEY MARKET FUND
                                                     ----------------------------------------------

                                                        PERIOD ENDED      YEARS ENDED OCTOBER 31,
                                                      MAY 31, 2003*      2002            2001
                                                     --------------  --------------  --------------
NET ASSETS AT BEGINNING OF PERIOD .................  $1,485,660,827  $1,780,605,787  $1,300,306,203
                                                     --------------  --------------  --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ..........................       6,064,257      21,794,690      62,952,613
   Net realized gain (loss) on investments sold ...           1,376              --          80,730
                                                     --------------  --------------  --------------
     Net increase in net assets
       resulting from operations ..................       6,065,633     21,794,690       63,033,343
                                                     --------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income ........................      (2,562,351)    (10,465,937)    (27,235,271)
                                                     --------------  --------------  --------------
   RETAIL B SHARES:
     Net investment income ........................             N/A             N/A             N/A
                                                     --------------  --------------  --------------
   TRUST SHARES:
     Net investment income ........................      (3,501,906)    (11,328,753)    (28,988,771)
                                                     --------------  --------------  --------------
   BKB SHARES:
     Net investment income ........................             N/A             N/A      (6,728,567)
                                                     --------------  --------------  --------------
       Total Distributions to shareholders ........      (6,064,257)    (21,794,690)    (62,952,609)
                                                     --------------  --------------  --------------
NET INCREASE (DECREASE) FROM
   SHARE TRANSACTIONS(1) ..........................    (344,033,282)   (294,944,960)    480,218,850
                                                     --------------  --------------  --------------
   Net increase (decrease) in net assets ..........    (344,031,906)   (294,944,960)    480,299,584
                                                     --------------  --------------  --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ....  $1,141,628,921  $1,485,660,827  $1,780,605,787
                                                     ==============  ==============  ==============
(A) Undistributed (overdistributed)
   net investment income ..........................  $      431,555  $      430,179  $      316,541
                                                     ==============  ==============  ==============

                                                                      TAX-EXEMPT
                                                                   MONEY MARKET FUND
                                                     -----------------------------------------------
                                                      PERIOD ENDED      YEARS ENDED OCTOBER 31,
                                                      MAY 31, 2003*      2002            2001
                                                     --------------  --------------   --------------
NET ASSETS AT BEGINNING OF PERIOD .................  $1,734,823,715  $1,776,789,540   $1,576,274,597
                                                     --------------  --------------   --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ..........................       7,795,295      20,137,628       45,798,169
   Net realized gain (loss) on investments sold ...              --               7              (85)
                                                     --------------  --------------   --------------
     Net increase in net assets
       resulting from operations ..................       7,795,295      20,137,635       45,798,084
                                                     --------------  --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income ........................      (1,126,936)     (3,007,774)      (5,763,547)
                                                     --------------  --------------   --------------
   RETAIL B SHARES:
     Net investment income ........................             N/A             N/A              N/A
                                                     --------------  --------------   --------------
   TRUST SHARES:
     Net investment income ........................      (6,668,359)    (17,129,854)     (38,564,636)
                                                     --------------  --------------   --------------
   BKB SHARES:
     Net investment income ........................             N/A             N/A       (1,470,000)
                                                     --------------  --------------   --------------
       Total Distributions to shareholders ........      (7,795,295)    (20,137,628)     (45,798,183)
                                                     --------------  --------------   --------------
NET INCREASE (DECREASE) FROM
   SHARE TRANSACTIONS(1) ..........................    (324,955,856)    (41,965,832)     200,515,042
                                                     --------------  --------------   --------------
   Net increase (decrease) in net assets ..........    (324,955,856)    (41,965,825)     200,514,943
                                                     --------------  --------------   --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ....  $1,409,867,859  $1,734,823,715   $1,776,789,540
                                                     ==============  ==============   ==============
(A) Undistributed (overdistributed)
   net investment income ..........................  $      (19,467) $      (19,467)  $      (19,467)
                                                     ==============  ==============   ==============

--------------------------------------------------
*   For the period from November 1, 2002 through May 31, 2003.
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 36, 37 and 38.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      32+33

--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 CONNECTICUT MUNICIPAL
                                                                   MONEY MARKET FUND
                                                     -------------------------------------------
                                                      PERIOD ENDED      YEARS ENDED OCTOBER 31,
                                                      MAY 31, 2003*      2002            2001
                                                     -------------  -------------  -------------
NET ASSETS AT BEGINNING OF PERIOD ................   $ 298,768,874  $ 273,924,569  $ 262,148,790
                                                     -------------  -------------  -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income .........................       1,051,558      2,653,137      6,747,976
                                                     -------------  -------------  -------------
     Net increase in net assets
       resulting from operations .................       1,051,558      2,653,137      6,747,976
                                                     -------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income .......................      (1,051,558)    (2,653,137)    (6,747,976)
                                                     -------------  -------------  -------------
       Total Distributions to shareholders .......      (1,051,558)    (2,653,137)    (6,747,976)
                                                     -------------  -------------  -------------
NET INCREASE (DECREASE) FROM
   SHARE TRANSACTIONS(1) .........................     (29,210,256)    24,844,305     11,775,779
                                                     -------------  -------------  -------------
   Net increase (decrease) in net assets .........     (29,210,256)    24,844,305     11,775,779
                                                     -------------  -------------  -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...   $ 269,558,618  $ 298,768,874  $ 273,924,569
                                                     =============  =============  =============
(A) Undistributed (overdistributed)
   net investment income .........................   $      (5,391) $      (5,391) $      (5,391)
                                                     =============  =============  =============


                                                                 MASSACHUSETTS MUNICIPAL
                                                                    MONEY MARKET FUND
                                                     -------------------------------------------
                                                      PERIOD ENDED     YEARS ENDED OCTOBER 31,
                                                      MAY 31, 2003*     2002            2001
                                                     -------------  -------------  -------------
NET ASSETS AT BEGINNING OF PERIOD ................   $ 447,525,153  $ 521,738,562  $ 480,835,328
                                                     -------------  -------------  -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income .........................       1,733,310      5,322,029     13,720,028
                                                     -------------  -------------  -------------
     Net increase in net assets
       resulting from operations .................       1,733,310      5,322,029     13,720,028
                                                     -------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income .......................      (1,733,310)    (5,322,029)   (13,720,028)
                                                     -------------  -------------  -------------
       Total Distributions to shareholders .......      (1,733,310)    (5,322,029)   (13,720,028)
                                                     -------------  -------------  -------------
NET INCREASE (DECREASE) FROM
   SHARE TRANSACTIONS(1) .........................     (35,925,339)   (74,213,409)    40,903,234
                                                     -------------  -------------  -------------
   Net increase (decrease) in net assets .........     (35,925,339)   (74,213,409)    40,903,234
                                                     -------------  -------------  -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...   $ 411,599,814  $ 447,525,153  $ 521,738,562
                                                     =============  =============  =============
(A) Undistributed (overdistributed)
   net investment income .........................   $      33,269  $      (4,085) $      (4,086)
                                                     =============  =============  =============

-------------------------------------
*   For the period from November 1, 2002 through May 31, 2003.
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 38 and 39.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       This page left blank intentionally.

--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY

                                                                                                       MONEY MARKET
                                                                                                           FUND
                                                                                       --------------------------------------------

                                                                                        PERIOD ENDED      YEARS ENDED OCTOBER 31,
                                                                                        MAY 31, 2003*      2002            2001
                                                                                       -------------  --------------  -------------
DOLLAR AMOUNTS
RETAIL A SHARES:
  Sold .............................................................................. $ 3,064,098,993 $6,704,181,580 $9,365,271,720
  Issued to shareholders due to conversion of BKB Shares into Retail A Shares .......              --             --    108,911,190
  Issued in connection with acquisition (Note 7) ....................................              --             --      4,045,016
  Issued to shareholders due to conversion of Retail B Shares into Retail A Shares ..       5,037,846             --             --
  Issued to shareholders in reinvestment of dividends ...............................       8,025,782     37,686,563    134,594,229
  Repurchased .......................................................................  (4,659,225,712)(7,639,843,619 (9,258,557,144)
                                                                                      --------------- -------------- --------------
  Net increase (decrease) in shares outstanding ..................................... $(1,582,063,091)$ (897,975,476)$  354,265,011
                                                                                      =============== ============== ==============
RETAIL B SHARES:
  Sold .............................................................................. $         1,000 $    7,782,663  $  11,379,463
  Issued in connection with acquisition (Note 7) ....................................              --             --      2,610,132
  Issued to shareholders in reinvestment of dividends ...............................             828         43,766        113,106
  Redeemed from shareholders due to conversion of Retail B Shares into Retail A Shares     (5,037,846)            --             --
  Repurchased .......................................................................        (402,867)   (10,068,680)    (8,746,452)
                                                                                      --------------- -------------- --------------
  Net increase (decrease) in shares outstanding ..................................... $    (5,438,885)$   (2,242,251)$    5,356,249
                                                                                      =============== ============== ==============
TRUST SHARES:
  Sold .............................................................................. $ 1,333,530,755 $2,812,924,476 $2,663,766,913
  Issued in connection with acquisition (Note 7) ....................................              --             --    516,744,748
  Issued to shareholders in reinvestment of dividends ...............................         381,625        807,752        291,952
  Repurchased .......................................................................  (1,749,635,997)(3,324,065,792)(2,630,807,600)
                                                                                      --------------- -------------- --------------
  Net increase (decrease) in shares outstanding ..................................... $  (415,723,617)$ (510,333,564)$  549,996,013
                                                                                      =============== ============== ==============
BKB SHARES:
  Sold ..............................................................................             N/A            N/A $   43,307,501
  Issued to shareholders in reinvestment of dividends ...............................             N/A            N/A      3,649,563
  Redeemed from shareholders due to conversion of BKB Shares into Retail A Shares ...             N/A            N/A   (108,911,190)
  Repurchased .......................................................................             N/A            N/A    (58,823,610)
                                                                                      --------------- -------------- --------------
  Net (decrease) in shares outstanding ..............................................             N/A            N/A $ (120,777,736)
                                                                                      =============== ============== ==============
SHARE ACTIVITY
RETAIL A SHARES:
  Sold ..............................................................................   3,064,098,786  6,704,181,583  9,365,271,725
  Issued to shareholders due to conversion of BKB Shares into Retail A Shares .......              --             --    108,922,290
  Issued in connection with acquisition (Note 7) ....................................              --             --      4,048,487
  Issued to shareholders due to conversion of Retail B Shares into Retail A Shares ..       5,038,079             --             --
  Issued to shareholders in reinvestment of dividends ...............................       8,025,782     37,686,563    134,594,229
  Repurchased .......................................................................  (4,659,225,712)(7,639,843,618 (9,258,557,144)
                                                                                      --------------- -------------- --------------
  Net increase (decrease) in shares outstanding .....................................  (1,582,063,065)  (897,975,472)   354,279,587
                                                                                      =============== ============== ==============
RETAIL B SHARES:
  Sold ..............................................................................           1,000      7,782,663     11,379,463
  Issued in connection with acquisition (Note 7) ....................................              --             --      2,604,607
  Issued to shareholders in reinvestment of dividends ...............................             828         43,766        113,106
  Redeemed from shareholders due to conversion of Retail B Shares into Retail A Shares     (5,038,079)            --             --
  Repurchased .......................................................................        (402,867)   (10,068,680)    (8,740,695)
                                                                                      --------------- -------------- --------------
  Net increase (decrease) in shares outstanding .....................................      (5,439,118)    (2,242,251)     5,356,481
                                                                                      =============== ============== ==============
TRUST SHARES:
  Sold ..............................................................................   1,333,530,755  2,812,924,476  2,663,761,156
  Issued in connection with acquisition (Note 7) ....................................              --             --    516,981,858
  Issued to shareholders in reinvestment of dividends ...............................         381,625        807,752        291,952
  Repurchased .......................................................................  (1,749,635,997)(3,324,065,792 (2,630,807,600)
                                                                                      --------------- -------------- --------------
  Net increase (decrease) in shares outstanding .....................................    (415,723,617)  (510,333,564)   550,227,366
                                                                                      =============== ============== ==============
BKB SHARES:
  Sold ..............................................................................             N/A            N/A     43,307,501
  Issued to shareholders in reinvestment of dividends ...............................             N/A            N/A      3,649,563
  Redeemed from shareholders due to conversion of BKB Shares into Retail A Shares ...             N/A            N/A   (108,922,290)
  Repurchased .......................................................................             N/A            N/A    (58,823,610)
                                                                                      --------------- -------------- --------------
  Net (decrease) in shares outstanding ..............................................             N/A            N/A   (120,788,836)
                                                                                      =============== ============== ==============


                                                                                                       GOVERNMENT
                                                                                                    MONEY MARKET FUND
                                                                                      --------------------------------------------

                                                                                       PERIOD ENDED      YEARS ENDED OCTOBER 31,
                                                                                       MAY 31, 2003*      2002            2001
                                                                                      -------------- --------------  -------------
DOLLAR AMOUNTS
RETAIL A SHARES:
  Sold .............................................................................. $  460,007,776 $  789,839,951  $  646,815,617
  Issued to shareholders due to conversion of BKB Shares into Retail A Shares .......             --             --              --
  Issued in connection with acquisition (Note 7) ....................................             --             --              --
  Issued to shareholders due to conversion of Retail B Shares into Retail A Shares ..             --             --              --
  Issued to shareholders in reinvestment of dividends ...............................        974,624      4,365,812      14,296,208
  Repurchased .......................................................................   (457,200,777)  (893,561,896)   (636,076,652)
                                                                                      -------------- --------------  --------------
  Net increase (decrease) in shares outstanding ..................................... $    3,781,623 $  (99,356,133) $   25,035,173
                                                                                      ============== ==============  ==============
RETAIL B SHARES:
  Sold ..............................................................................            N/A            N/A             N/A
  Issued in connection with acquisition (Note 7) ....................................            N/A            N/A             N/A
  Issued to shareholders in reinvestment of dividends ...............................            N/A            N/A             N/A
  Redeemed from shareholders due to conversion of Retail B Shares into Retail A Shares           N/A            N/A             N/A
  Repurchased .......................................................................            N/A            N/A             N/A
                                                                                      -------------- --------------  --------------
  Net increase (decrease) in shares outstanding .....................................            N/A            N/A             N/A
                                                                                      ============== ==============  ==============
TRUST SHARES:
  Sold .............................................................................. $  812,524,169 $1,757,212,813  $1,484,492,057
  Issued in connection with acquisition (Note 7) ....................................             --             --              --
  Issued to shareholders in reinvestment of dividends ...............................         77,187        234,305         422,109
  Repurchased .......................................................................   (963,938,222)(1,855,469,849) (1,435,627,732)
                                                                                      -------------- --------------  --------------
  Net increase (decrease) in shares outstanding ..................................... $ (151,336,866)$  (98,022,731) $   49,286,434
                                                                                      ============== ==============  ==============
BKB SHARES:
  Sold ..............................................................................            N/A            N/A             N/A
  Issued to shareholders in reinvestment of dividends ...............................            N/A            N/A             N/A
  Redeemed from shareholders due to conversion of BKB Shares into Retail A Shares ...            N/A            N/A             N/A
  Repurchased .......................................................................            N/A            N/A             N/A
                                                                                      -------------- --------------  --------------
  Net (decrease) in shares outstanding ..............................................            N/A            N/A             N/A
                                                                                      ============== ==============  ==============
SHARE ACTIVITY
RETAIL A SHARES:
  Sold ..............................................................................    460,007,776    789,839,951     646,815,617
  Issued to shareholders due to conversion of BKB Shares into Retail A Shares .......             --             --              --
  Issued in connection with acquisition (Note 7) ....................................             --             --              --
  Issued to shareholders due to conversion of Retail B Shares into Retail A Shares ..             --             --              --
  Issued to shareholders in reinvestment of dividends ...............................        974,624      4,365,812      14,296,208
  Repurchased .......................................................................   (457,200,777)  (893,561,895    (636,076,652)
                                                                                      -------------- --------------  --------------
  Net increase (decrease) in shares outstanding .....................................      3,781,623    (99,356,132)     25,035,173
                                                                                      ============== ==============  ==============
RETAIL B SHARES:
  Sold ..............................................................................            N/A            N/A             N/A
  Issued in connection with acquisition (Note 7) ....................................            N/A            N/A             N/A
  Issued to shareholders in reinvestment of dividends ...............................            N/A            N/A             N/A
  Redeemed from shareholders due to conversion of Retail B Shares into Retail A Shares           N/A            N/A             N/A
  Repurchased .......................................................................            N/A            N/A             N/A
                                                                                      -------------- --------------  --------------
  Net increase (decrease) in shares outstanding .....................................            N/A            N/A             N/A
                                                                                      ============== ==============  ==============
TRUST SHARES:
  Sold ..............................................................................    812,524,169  1,757,212,813   1,484,492,057
  Issued in connection with acquisition (Note 7) ....................................             --             --              --
  Issued to shareholders in reinvestment of dividends ...............................         77,187        234,305         422,109
  Repurchased .......................................................................    (963,938,22 (1,855,469,849) (1,435,627,732)
                                                                                      -------------- --------------  --------------
  Net increase (decrease) in shares outstanding .....................................   (151,336,866)   (98,022,731)     49,286,434
                                                                                      ============== ==============  ==============
BKB SHARES:
  Sold ..............................................................................            N/A            N/A             N/A
  Issued to shareholders in reinvestment of dividends ...............................            N/A            N/A             N/A
  Redeemed from shareholders due to conversion of BKB Shares into Retail A Shares ...            N/A            N/A             N/A
  Repurchased .......................................................................            N/A            N/A             N/A
                                                                                      -------------- --------------  --------------
  Net (decrease) in shares outstanding ..............................................            N/A            N/A             N/A
                                                                                      ============== ==============  ==============

                                                                                                      U.S. TREASURY
                                                                                                    MONEY MARKET FUND
                                                                                      --------------------------------------------

                                                                                       PERIOD ENDED   YEARS ENDED      OCTOBER 31,
                                                                                       MAY 31, 2003*      2002            2001
                                                                                      -------------- -------------- ---------------
DOLLAR AMOUNTS
RETAIL A SHARES:
  Sold .............................................................................. $1,453,406,625 $2,763,131,972 $ 2,362,487,082
  Issued to shareholders due to conversion of BKB Shares into Retail A Shares .......             --             --     200,578,204
  Issued in connection with acquisition (Note 7) ....................................             --             --       1,579,570
  Issued to shareholders due to conversion of Retail B Shares into Retail A Shares ..             --             --              --
  Issued to shareholders in reinvestment of dividends ...............................      2,551,097     10,415,151      26,982,059
  Repurchased ....................................................................... (1,566,153,539)(2,951,571,459) (2,241,440,757)
                                                                                      -------------- -------------- ---------------
  Net increase (decrease) in shares outstanding ..................................... $ (110,195,817)$ (178,024,336)$   350,186,158
                                                                                      ============== ============== ===============
RETAIL B SHARES:
  Sold ..............................................................................            N/A            N/A             N/A
  Issued in connection with acquisition (Note 7) ....................................            N/A            N/A             N/A
  Issued to shareholders in reinvestment of dividends ...............................            N/A            N/A             N/A
  Redeemed from shareholders due to conversion of Retail B Shares into Retail A Shares           N/A            N/A             N/A
  Repurchased .......................................................................            N/A            N/A             N/A
                                                                                      -------------- -------------- ---------------
  Net increase (decrease) in shares outstanding .....................................            N/A            N/A             N/A
                                                                                      ============== ============== ===============
TRUST SHARES:
  Sold .............................................................................. $  479,388,486 $  991,516,799 $   945,459,157
  Issued in connection with acquisition (Note 7) ....................................             --             --     231,184,414
  Issued to shareholders in reinvestment of dividends ...............................         25,218        182,950       1,200,879
  Repurchased .......................................................................   (713,251,169)(1,108,620,373)   (803,049,914)
                                                                                      -------------- -------------- ---------------
  Net increase (decrease) in shares outstanding ..................................... $ (233,837,465)$ (116,920,624)$   374,794,536
                                                                                      ============== ============== ===============
BKB SHARES:
  Sold ..............................................................................            N/A            N/A $   100,744,210
  Issued to shareholders in reinvestment of dividends ...............................            N/A            N/A       6,642,132
  Redeemed from shareholders due to conversion of BKB Shares into Retail A Shares ...            N/A            N/A    (200,578,204)
  Repurchased .......................................................................            N/A            N/A    (151,569,982)
                                                                                      -------------- -------------- ---------------
  Net (decrease) in shares outstanding ..............................................            N/A            N/A $  (244,761,844)
                                                                                      ============== ============== ===============
SHARE ACTIVITY
RETAIL A SHARES:
  Sold ..............................................................................  1,453,406,625  2,763,131,972   2,362,487,082
  Issued to shareholders due to conversion of BKB Shares into Retail A Shares .......             --             --     200,563,948
  Issued in connection with acquisition (Note 7) ....................................             --             --       1,580,340
  Issued to shareholders due to conversion of Retail B Shares into Retail A Shares ..             --             --              --
  Issued to shareholders in reinvestment of dividends ...............................      2,551,097     10,415,151      26,982,059
  Repurchased ....................................................................... (1,566,153,539)(2,951,571,459) (2,241,440,757)
                                                                                      -------------- -------------- ---------------
  Net increase (decrease) in shares outstanding .....................................   (110,195,817)  (178,024,336)    350,172,672
                                                                                      ============== ============== ===============
RETAIL B SHARES:
  Sold ..............................................................................            N/A            N/A             N/A
  Issued in connection with acquisition (Note 7) ....................................            N/A            N/A             N/A
  Issued to shareholders in reinvestment of dividends ...............................            N/A            N/A             N/A
  Redeemed from shareholders due to conversion of Retail B Shares into Retail A Shares           N/A            N/A             N/A
  Repurchased .......................................................................            N/A            N/A             N/A
                                                                                      -------------- -------------- ---------------
  Net increase (decrease) in shares outstanding .....................................            N/A            N/A             N/A
                                                                                      ============== ============== ===============
TRUST SHARES:
  Sold ..............................................................................    479,388,486    991,516,799     945,459,157
  Issued in connection with acquisition (Note 7) ....................................             --             --     231,412,568
  Issued to shareholders in reinvestment of dividends ...............................         25,218        182,950       1,200,879
  Repurchased .......................................................................   (713,251,169)(1,108,620,373)   (803,049,914)
                                                                                      -------------- -------------- ---------------
  Net increase (decrease) in shares outstanding .....................................   (233,837,465)  (116,920,624)    375,022,690
                                                                                      ============== ============== ===============
BKB SHARES:
  Sold ..............................................................................            N/A            N/A     100,744,210
  Issued to shareholders in reinvestment of dividends ...............................            N/A            N/A       6,642,132
  Redeemed from shareholders due to conversion of BKB Shares into Retail A Shares ...            N/A            N/A    (200,563,948)
  Repurchased .......................................................................            N/A            N/A    (151,569,982)
                                                                                      -------------- -------------- ---------------
  Net (decrease) in shares outstanding ..............................................            N/A            N/A    (244,747,588)
                                                                                      ============== ============== ===============

--------------------------------------
* For the period from November 1, 2002 through May 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      36+37

--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY

                                                                                                         TAX-EXEMPT
                                                                                                      MONEY MARKET FUND
                                                                                      ---------------------------------------------

                                                                                         PERIOD ENDED      YEARS ENDED OCTOBER 31,
                                                                                         MAY 31, 2003*      2002            2001
                                                                                      --------------- -------------- --------------
DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold ............................................................................  $   432,130,304 $  865,368,793 $  881,334,884
   Issued in connection with acquisition (Note 7) ..................................               --             --      1,266,138
   Issued to shareholders due to conversion of BKB Shares into Retail A Shares .....               --             --     62,858,874
   Issued to shareholders in reinvestment of dividends .............................        1,118,083      2,964,333      5,678,116
   Repurchased .....................................................................     (460,970,273)  (888,346,847)  (877,897,846)
                                                                                      --------------- -------------- --------------
   Net increase (decrease) in shares outstanding ...................................  $  (27,721,886) $  (20,013,721)$   73,240,166
                                                                                      =============== ============== ==============
TRUST SHARES:
   Sold ............................................................................  $   392,690,100 $1,153,633,158 $1,557,252,541
   Issued in connection with acquisition (Note 7) ..................................               --             --    110,988,126
   Issued to shareholders in reinvestment of dividends .............................              278        299,839            791
   Repurchased .....................................................................     (689,924,348)(1,175,885,108)(1,457,050,623)
                                                                                      --------------- -------------- --------------
   Net increase (decrease) in shares outstanding ...................................  $  (297,233,970)$  (21,952,111)$  211,190,835
                                                                                      =============== ============== ==============
BKB SHARES:
   Sold ............................................................................              N/A            N/A $   53,150,356
   Issued to shareholders in reinvestment of dividends                                            N/A            N/A      1,354,351
   Redeemed from shareholders due to conversion of BKB Shares into Retail A Shares .              N/A            N/A    (62,858,874)
   Repurchased .....................................................................              N/A            N/A    (75,561,792)
                                                                                      --------------- -------------- --------------
   Net (decrease) in shares outstanding ............................................              N/A            N/A $  (83,915,959)
                                                                                      =============== ============== ==============
SHARE ACTIVITY
RETAIL A SHARES:
   Sold ............................................................................      432,130,304    865,368,793    881,334,884
   Issued in connection with acquisition (Note 7) ..................................               --             --      1,266,338
   Issued to shareholders due to conversion of BKB Shares into Retail A Shares .....               --             --     62,858,879
   Issued to shareholders in reinvestment of dividends .............................        1,118,083      2,964,333      5,678,116
   Repurchased .....................................................................     (460,970,273)  (888,346,847)  (877,897,846)
                                                                                      --------------- -------------- --------------
   Net increase (decrease) in shares outstanding ...................................      (27,721,886)   (20,013,721)    73,240,371
                                                                                      =============== ============== ==============
TRUST SHARES:
   Sold ............................................................................      392,690,100  1,153,633,158  1,557,252,541
   Issued in connection with acquisition (Note 7) ..................................               --             --    111,039,924
   Issued to shareholders in reinvestment of dividends .............................              278        299,839            791
   Repurchased .....................................................................     (689,924,348)(1,175,885,108)(1,457,050,623)
                                                                                      --------------- -------------- --------------
   Net increase (decrease) in shares outstanding ...................................     (297,233,970)   (21,952,111)   211,242,633
                                                                                      =============== ============== ==============
BKB SHARES:
   Sold ............................................................................              N/A            N/A     53,150,356
   Issued to shareholders in reinvestment of dividends .............................              N/A            N/A      1,354,351
   Redeemed from shareholders due to conversion of BKB Shares into Retail A Shares .              N/A            N/A    (62,858,879)
   Repurchased .....................................................................              N/A            N/A    (75,561,791)
                                                                                      --------------- -------------- --------------
   Net (decrease) in shares outstanding ............................................              N/A            N/A    (83,915,963)
                                                                                      =============== ============== ==============


                                                                                                   CONNECTICUT MUNICIPAL
                                                                                                     MONEY MARKET FUND
                                                                                      ---------------------------------------------

                                                                                        PERIOD ENDED      YEARS ENDED OCTOBER 31,
                                                                                        MAY 31, 2003*      2002            2001
                                                                                      -------------- --------------  --------------
DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold ............................................................................  $  261,103,558 $  566,644,916  $  543,048,565
   Issued in connection with acquisition (Note 7) ..................................              --             --              --
   Issued to shareholders due to conversion of BKB Shares into Retail A Shares .....              --             --              --
   Issued to shareholders in reinvestment of dividends .............................         524,669      1,317,650       3,600,712
   Repurchased .....................................................................    (290,838,483)  (543,118,261)   (534,873,498)
                                                                                      -------------- --------------  --------------
   Net increase (decrease) in shares outstanding ...................................  $  (29,210,256)$   24,844,305  $   11,775,779
                                                                                      ============== ==============  ==============
TRUST SHARES:
   Sold ............................................................................             N/A            N/A             N/A
   Issued in connection with acquisition (Note 7) ..................................             N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends .............................             N/A            N/A             N/A
   Repurchased .....................................................................             N/A            N/A             N/A
                                                                                      -------------- --------------  --------------
   Net increase (decrease) in shares outstanding ...................................             N/A            N/A             N/A
                                                                                      ============== ==============  ==============
BKB SHARES:
   Sold ............................................................................             N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends                                           N/A            N/A             N/A
   Redeemed from shareholders due to conversion of BKB Shares into Retail A Shares .             N/A            N/A             N/A
   Repurchased .....................................................................             N/A            N/A             N/A
                                                                                      -------------- --------------  --------------
   Net (decrease) in shares outstanding ............................................             N/A            N/A             N/A
                                                                                      ============== ==============  ==============
SHARE ACTIVITY
RETAIL A SHARES:
   Sold ............................................................................     261,103,558    566,644,916     543,048,565
   Issued in connection with acquisition (Note 7) ..................................              --             --              --
   Issued to shareholders due to conversion of BKB Shares into Retail A Shares .....              --             --              --
   Issued to shareholders in reinvestment of dividends .............................         524,669      1,317,650       3,600,712
   Repurchased .....................................................................    (290,838,483)  (543,118,261)   (534,873,498)
                                                                                      -------------- --------------  --------------
   Net increase (decrease) in shares outstanding ...................................     (29,210,256)    24,844,305      11,775,779
                                                                                      ============== ==============  ==============
TRUST SHARES:
   Sold ............................................................................             N/A            N/A             N/A
   Issued in connection with acquisition (Note 7) ..................................             N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends .............................             N/A            N/A             N/A
   Repurchased .....................................................................             N/A            N/A             N/A
                                                                                      -------------- --------------  --------------
   Net increase (decrease) in shares outstanding ...................................             N/A            N/A             N/A
                                                                                      ============== ==============  ==============
BKB SHARES:
   Sold ............................................................................             N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends .............................             N/A            N/A             N/A
   Redeemed from shareholders due to conversion of BKB Shares into Retail A Shares .             N/A            N/A             N/A
   Repurchased .....................................................................             N/A            N/A             N/A
                                                                                      -------------- --------------  --------------
   Net (decrease) in shares outstanding ............................................             N/A            N/A             N/A
                                                                                      ============== ==============  ==============

                                                                                                 MASSACHUSETTS MUNICIPAL
                                                                                                    MONEY MARKET FUND
                                                                                     ----------------------------------------------

                                                                                       PERIOD ENDED      YEARS ENDED OCTOBER 31,
                                                                                       MAY 31, 2003*      2002            2001
                                                                                     --------------  --------------  --------------
DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold ............................................................................ $  454,994,938  $  895,291,749  $1,207,640,309
   Issued in connection with acquisition (Note 7) ..................................             --              --              --
   Issued to shareholders due to conversion of BKB Shares into Retail A Shares .....             --              --              --
   Issued to shareholders in reinvestment of dividends .............................        977,408       3,284,387       8,519,938
   Repurchased .....................................................................   (491,897,685)   (972,789,545) (1,175,257,013)
                                                                                     --------------  --------------  --------------
   Net increase (decrease) in shares outstanding ...................................  $ (35,925,339) $  (74,213,409) $   40,903,234
                                                                                     ==============  ==============  ==============
TRUST SHARES:
   Sold ............................................................................            N/A             N/A             N/A
   Issued in connection with acquisition (Note 7) ..................................            N/A             N/A             N/A
   Issued to shareholders in reinvestment of dividends .............................            N/A             N/A             N/A
   Repurchased .....................................................................            N/A             N/A             N/A
                                                                                     --------------  --------------  --------------
   Net increase (decrease) in shares outstanding ...................................            N/A             N/A             N/A
                                                                                     ==============  ==============  ==============
BKB SHARES:
   Sold ............................................................................            N/A             N/A             N/A
   Issued to shareholders in reinvestment of dividends                                          N/A             N/A             N/A
   Redeemed from shareholders due to conversion of BKB Shares into Retail A Shares .            N/A             N/A             N/A
   Repurchased .....................................................................            N/A             N/A             N/A
                                                                                     --------------  --------------  --------------
   Net (decrease) in shares outstanding ............................................            N/A             N/A             N/A
                                                                                     ==============  ==============  ==============
SHARE ACTIVITY
RETAIL A SHARES:
   Sold ............................................................................    454,994,938     895,291,749   1,207,640,309
   Issued in connection with acquisition (Note 7) ..................................             --              --              --
   Issued to shareholders due to conversion of BKB Shares into Retail A Shares .....             --              --              --
   Issued to shareholders in reinvestment of dividends .............................        977,408       3,284,387       8,519,938
   Repurchased .....................................................................   (491,897,685)   (972,789,545) (1,175,257,013)
                                                                                     --------------  --------------  --------------
   Net increase (decrease) in shares outstanding ...................................    (35,925,339)    (74,213,409)     40,903,234
                                                                                     ==============  ==============  ==============
TRUST SHARES:
   Sold ............................................................................            N/A             N/A             N/A
   Issued in connection with acquisition (Note 7) ..................................            N/A             N/A             N/A
   Issued to shareholders in reinvestment of dividends .............................            N/A             N/A             N/A
   Repurchased .....................................................................            N/A             N/A             N/A
                                                                                     --------------  --------------  --------------
   Net increase (decrease) in shares outstanding ...................................            N/A             N/A             N/A
                                                                                     ==============  ==============  ==============
BKB SHARES:
   Sold ............................................................................            N/A             N/A             N/A
   Issued to shareholders in reinvestment of dividends .............................            N/A             N/A             N/A
   Redeemed from shareholders due to conversion of BKB Shares into Retail A Shares .            N/A             N/A             N/A
   Repurchased .....................................................................            N/A             N/A             N/A
                                                                                     --------------  --------------  --------------
   Net (decrease) in shares outstanding ............................................            N/A             N/A             N/A
                                                                                     ==============  ==============  ==============

------------------------------------
* For the period from November 1, 2002 through May 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      38+39

--------------------------------------------------------------------------------
MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                             INCOME FROM
                                             INVESTMENT            LESS
                                             OPERATIONS        DISTRIBUTIONS
                                             -----------        -----------

                             NET ASSET                         DISTRIBUTIONS      NET INCREASE
                               VALUE             NET             FROM NET          (DECREASE)
                             BEGINNING       INVESTMENT         INVESTMENT           IN NET
                             0F PERIOD       INCOME (A)           INCOME           ASSET VALUE
                             ---------       -----------        -----------        -----------
 RETAIL A
5/31/03(1)                     $1.00             $ --(2)           $ --(2)             $ --
10/31/02                        1.00              0.01             (0.01)                --
10/31/01                        1.00              0.04             (0.04)                --
10/31/00                        1.00              0.06             (0.06)                --
10/31/99                        1.00              0.04             (0.04)                --
10/31/98                        1.00              0.05             (0.05)                --

 TRUST
5/31/03(1)                      1.00              0.01             (0.01)                --
10/31/02                        1.00              0.02             (0.02)                --
10/31/01                        1.00              0.04             (0.04)                --
10/31/00                        1.00              0.06             (0.06)                --
10/31/99                        1.00              0.05             (0.05)                --
10/31/98                        1.00              0.05             (0.05)                --




                                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                          ----------------------------------------------------------------------
                                                                           RATIO OF NET           RATIO OF          RATIO OF
                                                                            INVESTMENT           OPERATING         OPERATING
                            NET ASSET                      NET ASSETS          INCOME             EXPENSES          EXPENSES
                              VALUE                          END OF           INCLUDING           INCLUDING         EXCLUDING
                             END OF        TOTAL             PERIOD        REIMBURSEMENTS/     REIMBURSEMENTS/   REIMBURSEMENTS/
                             PERIOD       RETURN           (IN 000S)          WAIVER              WAIVER            WAIVER
                             ------      ---------        ------------    ----------------     ---------------   ---------------
 RETAIL A
5/31/03(1)                    $1.00         0.45%**         $  660,094          0.79%*             0.65%*              0.72%*
10/31/02                       1.00         1.41%            2,242,141          1.41%              0.63%               0.68%
10/31/01                       1.00         4.40%            3,140,116          4.28%              0.62%               0.66%
10/31/00                       1.00         5.77%            2,785,840          5.65%              0.63%               0.69%
10/31/99                       1.00         4.54%            2,434,662          4.45%              0.65%               0.69%
10/31/98                       1.00         5.04%            2,139,213          4.94%              0.67%               0.71%

 TRUST
5/31/03(1)                     1.00         0.55%**          1,623,211          0.97%*             0.47%*              0.52%*
10/31/02                       1.00         1.58%            2,038,906          1.57%              0.47%               0.51%
10/31/01                       1.00         4.56%            2,549,240          4.44%              0.46%               0.50%
10/31/00                       1.00         5.95%            1,999,243          5.82%              0.46%               0.51%
10/31/99                       1.00         4.72%            1,679,875          4.62%              0.48%               0.52%
10/31/98                       1.00         5.23%            1,262,900          5.12%              0.49%               0.53%

----------------------------------------
*   Annualized.
**  Not annualized.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the period ended May 31,
    2003(1) and the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.00(2), $0.01,
    $0.04, $0.06, $0.04 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the
    Administrator for Trust Shares for the period ended May 31, 2003(1) and the years ended October
    31, 2002, 2001, 2000, 1999 and 1998 was $0.00(2), $0.02, $0.04, $0.06, $0.05 and $0.05, respectively.
(1) For the period from November 1, 2002 through May 31, 2003.
(2) Net investment income per share and distributions from net investment income were less than $0.005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    40+41

--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             INCOME FROM
                                             INVESTMENT            LESS
                                             OPERATIONS        DISTRIBUTIONS
                                             -----------        -----------

                             NET ASSET                         DISTRIBUTIONS      NET INCREASE
                               VALUE             NET             FROM NET          (DECREASE)
                             BEGINNING       INVESTMENT         INVESTMENT           IN NET
                             0F PERIOD       INCOME (A)           INCOME           ASSET VALUE
                             ---------       -----------        -----------        -----------
 RETAIL A
5/31/03(1)                      $1.00            $--(2)             $--(2)              $--
10/31/02                         1.00             0.01              (0.01)               --
10/31/01                         1.00             0.04              (0.04)               --
10/31/00                         1.00             0.05              (0.05)               --
10/31/99                         1.00             0.04              (0.04)               --
10/31/98                         1.00             0.05              (0.05)               --

 TRUST
5/31/03(1)                       1.00             --(2)              --(2)               --
10/31/02                         1.00             0.01              (0.01)               --
10/31/01                         1.00             0.04              (0.04)               --
10/31/00                         1.00             0.06              (0.06)               --
10/31/99                         1.00             0.04              (0.04)               --
10/31/98                         1.00             0.05              (0.05)               --



                                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                          ----------------------------------------------------------------------
                                                                           RATIO OF NET           RATIO OF          RATIO OF
                                                                            INVESTMENT           OPERATING         OPERATING
                            NET ASSET                      NET ASSETS          INCOME             EXPENSES          EXPENSES
                              VALUE                          END OF           INCLUDING           INCLUDING         EXCLUDING
                             END OF        TOTAL             PERIOD        REIMBURSEMENTS/     REIMBURSEMENTS/   REIMBURSEMENTS/
                             PERIOD       RETURN           (IN 000S)          WAIVER              WAIVER            WAIVER
                             ------      ---------        ------------    ----------------     ---------------   ---------------
 RETAIL A
5/31/03(1)                    $1.00        0.38%**         $262,327             0.67%*              0.70%*             0.71%*
10/31/02                       1.00        1.30%            258,545             1.31%               0.68%              0.69%
10/31/01                       1.00        4.30%            357,902             4.25%               0.67%              0.68%
10/31/00                       1.00        5.61%            333,272             5.44%               0.68%              0.69%
10/31/99                       1.00        4.39%            348,758             4.32%               0.69%              0.71%
10/31/98                       1.00        4.94%            352,799             4.84%               0.70%              0.71%

 TRUST
5/31/03(1)                     1.00        0.48%**          328,834             0.84%*              0.53%*             0.53%*
10/31/02                       1.00        1.47%            480,171             1.47%               0.52%              0.53%
10/31/01                       1.00        4.47%            578,193             4.41%               0.51%              0.52%
10/31/00                       1.00        5.78%            528,502             5.61%               0.51%              0.52%
10/31/99                       1.00        4.58%            592,305             4.50%               0.51%              0.53%
10/31/98                       1.00        5.15%            722,476             5.03%               0.51%              0.52%

-----------------------------------------------
*   Annualized.
**  Not annualized.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the period ended May 31,
    2003(1) and the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.00(2), $0.01,
    $0.04, $0.05, $0.04 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the
    Administrator for Trust Shares for the period ended May 31, 2003(1) and the years ended October
    31, 2002, 2001, 2000, 1999 and 1998 was $0.00(2), $0.01, $0.04, $0.06, $0.04 and $0.05, respectively.
(1) For the period from November 1, 2002 through May 31, 2003.
(2) Net investment income per share and distributions from net investment income were less than $0.005.

                            SEE NOTES TO FINANCIAL STATEMENTS.

                                       42+43

--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             INCOME FROM
                                             INVESTMENT            LESS
                                             OPERATIONS        DISTRIBUTIONS
                                             -----------        -----------

                             NET ASSET                         DISTRIBUTIONS      NET INCREASE
                               VALUE             NET             FROM NET          (DECREASE)
                             BEGINNING       INVESTMENT         INVESTMENT           IN NET
                             0F PERIOD       INCOME (A)           INCOME           ASSET VALUE
                             ---------       -----------        -----------        -----------
 RETAIL A
5/31/03(1)                     $1.00             $--(2)            $--(2)               $--
10/31/02                        1.00              0.01             (0.01)                --
10/31/01                        1.00              0.04             (0.04)                --
10/31/00                        1.00              0.05             (0.05)                --
10/31/99                        1.00              0.04             (0.04)                --
10/31/98                        1.00              0.05             (0.05)                --

 TRUST
5/31/03(1)                      1.00             $--(2)            $--(2)                --
10/31/02                        1.00              0.01             (0.01)                --
10/31/01                        1.00              0.04             (0.04)                --
10/31/00                        1.00              0.05             (0.05)                --
10/31/99                        1.00              0.04             (0.04)                --
10/31/98                        1.00              0.05             (0.05)                --


                                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                          ----------------------------------------------------------------------
                                                                           RATIO OF NET           RATIO OF          RATIO OF
                                                                            INVESTMENT           OPERATING         OPERATING
                            NET ASSET                      NET ASSETS          INCOME             EXPENSES          EXPENSES
                              VALUE                          END OF           INCLUDING           INCLUDING         EXCLUDING
                             END OF        TOTAL             PERIOD        REIMBURSEMENTS/     REIMBURSEMENTS/   REIMBURSEMENTS/
                             PERIOD       RETURN           (IN 000S)          WAIVER              WAIVER            WAIVER
                             ------      ---------        ------------    ----------------     ---------------   ---------------
 RETAIL A
5/31/03(1)                   $1.00          0.38%**        $606,741              0.66%*              0.64%*            0.64%*
10/31/02                      1.00          1.27%           716,936              1.28%               0.62%             0.62%
10/31/01                      1.00          4.16%           894,962              3.99%               0.62%             0.62%
10/31/00                      1.00          5.26%           544,741              5.17%               0.65%             0.65%
10/31/99                      1.00          4.14%           584,364              4.06%               0.67%             0.67%
10/31/98                      1.00          4.73%           559,053              4.63%               0.68%             0.68%

 TRUST
5/31/03(1)                    1.00          0.47%**         534,888              0.82%*              0.48%*            0.48%*
10/31/02                      1.00          1.42%           768,725              1.42%               0.48%             0.48%
10/31/01                      1.00          4.31%           885,644              4.13%               0.48%             0.48%
10/31/00                      1.00          5.42%           510,815              5.33%               0.49%             0.49%
10/31/99                      1.00          4.30%           459,792              4.22%               0.51%             0.51%
10/31/98                      1.00          4.90%           429,645              4.80%               0.51%             0.51%

-------------------------------------
*   Annualized.
**  Not annualized.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the period ended May 31,
    2003(1) and the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.00(2), $0.01,
    $0.04, $0.05, $0.04 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the
    Administrator for Trust Shares for the period ended May 31, 2003(1) and the years ended October
    31, 2002, 2001, 2000, 1999 and 1998 was $0.00(2), $0.01, $0.04, $0.05, $0.04 and $0.05,
    respectively.
(1) For the period from November 1, 2002 through May 31, 2003.
(2) Net investment income per share and distributions from net investment income were less than $0.005.

                            SEE NOTES TO FINANCIAL STATEMENTS.

                                         44+45

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             INCOME FROM
                                             INVESTMENT            LESS
                                             OPERATIONS        DISTRIBUTIONS
                                             -----------        -----------

                             NET ASSET                         DISTRIBUTIONS      NET INCREASE
                               VALUE             NET             FROM NET          (DECREASE)
                             BEGINNING       INVESTMENT         INVESTMENT           IN NET
                             0F PERIOD       INCOME (A)           INCOME           ASSET VALUE
                             ---------       -----------        -----------        -----------
 RETAIL A
5/31/03(1)                     $1.00            $--(2)             $--(2)              $--
10/31/02                        1.00             0.01              (0.01)               --
10/31/01                        1.00             0.03              (0.03)               --
10/31/00                        1.00             0.03              (0.03)               --
10/31/99                        1.00             0.02              (0.02)               --
10/31/98                        1.00             0.03              (0.03)               --

 TRUST
5/31/03(1)                      1.00             --(2)              --(2)               --
10/31/02                        1.00             0.01              (0.01)               --
10/31/01                        1.00             0.03              (0.03)               --
10/31/00                        1.00             0.03              (0.03)               --
10/31/99                        1.00             0.03              (0.03)               --
10/31/98                        1.00             0.03              (0.03)               --


                                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                          ----------------------------------------------------------------------
                                                                           RATIO OF NET           RATIO OF          RATIO OF
                                                                            INVESTMENT           OPERATING         OPERATING
                            NET ASSET                      NET ASSETS          INCOME             EXPENSES          EXPENSES
                              VALUE                          END OF           INCLUDING           INCLUDING         EXCLUDING
                             END OF        TOTAL             PERIOD        REIMBURSEMENTS/     REIMBURSEMENTS/   REIMBURSEMENTS/
                             PERIOD       RETURN           (IN 000S)          WAIVER              WAIVER            WAIVER
                             ------      ---------        ------------    ----------------     ---------------   ---------------
 RETAIL A
5/31/03(1)                    $1.00         0.42%**        $  241,420            0.72%*             0.58%*            0.61%*
10/31/02                       1.00         1.04%             269,141            1.03%              0.57%             0.60%
10/31/01                       1.00         2.63%             289,155            2.58%              0.59%             0.62%
10/31/00                       1.00         3.33%             215,914            3.39%              0.62%             0.64%
10/31/99                       1.00         2.53%             160,057            2.51%              0.66%             0.66%
10/31/98                       1.00         2.89%             164,340            2.85%              0.67%             0.67%

 TRUST
5/31/03(1)                     1.00         0.49%**         1,168,448            0.84%*             0.46%*            0.49%*
10/31/02                       1.00         1.15%           1,465,683            1.14%              0.46%             0.49%
10/31/01                       1.00         2.77%           1,487,635            2.71%              0.46%             0.49%
10/31/00                       1.00         3.46%           1,276,445            3.52%              0.49%             0.51%
10/31/99                       1.00         2.67%             556,137            2.65%              0.52%             0.52%
10/31/98                       1.00         3.03%             227,176            2.99%              0.53%             0.53%

------------------------------------
*   Annualized.
**  Not annualized.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the period ended May 31,
    2003(1) and the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.00(2), $0.01,
    $0.03, $0.03, $0.02 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the
    Administrator for Trust Shares for the period ended May 31, 2003(1) and the years ended October
    31, 2002, 2001, 2000, 1999 and 1998 was $0.00(2), $0.01, $0.03, $0.03, $0.03 and $0.03,
    respectively.
(1) For the period from November 1, 2002 through May 31, 2003.
(2) Net investment income per share and distributions from net investment income were less than $0.005.

                         SEE NOTES TO FINANCIAL STATEMENTS.

                                    46+47

--------------------------------------------------------------------------------
CONNECTICUT MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             INCOME FROM
                                             INVESTMENT            LESS
                                             OPERATIONS        DISTRIBUTIONS
                                             -----------        -----------

                             NET ASSET                         DISTRIBUTIONS      NET INCREASE
                               VALUE             NET             FROM NET          (DECREASE)
                             BEGINNING       INVESTMENT         INVESTMENT           IN NET
                             0F PERIOD       INCOME (A)           INCOME           ASSET VALUE
                             ---------       -----------        -----------        -----------
 RETAIL A
5/31/03(1)                    $1.00             $--(2)             $--(2)               $--
10/31/02                       1.00              0.01              (0.01)                --
10/31/01                       1.00              0.02              (0.02)                --
10/31/00                       1.00              0.03              (0.03)                --
10/31/99                       1.00              0.02              (0.02)                --
10/31/98                       1.00              0.03              (0.03)                --

                                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                          ----------------------------------------------------------------------
                                                                           RATIO OF NET           RATIO OF          RATIO OF
                                                                            INVESTMENT           OPERATING         OPERATING
                            NET ASSET                      NET ASSETS          INCOME             EXPENSES          EXPENSES
                              VALUE                          END OF           INCLUDING           INCLUDING         EXCLUDING
                             END OF        TOTAL             PERIOD        REIMBURSEMENTS/     REIMBURSEMENTS/   REIMBURSEMENTS/
                             PERIOD       RETURN           (IN 000S)          WAIVER              WAIVER            WAIVER
                             ------      ---------        ------------    ----------------     ---------------   ---------------
RETAIL A
5/31/03(1)                    $1.00         0.37%**        $269,559             0.64%*              0.63%*            0.63%*
10/31/02                       1.00         0.88%           298,769             0.87%               0.62%             0.62%
10/31/01                       1.00         2.39%           273,925             2.36%               0.62%             0.62%
10/31/00                       1.00         3.21%           262,149             3.17%               0.62%             0.64%
10/31/99                       1.00         2.47%           243,051             2.44%               0.62%             0.65%
10/31/98                       1.00         2.87%           165,186             2.83%               0.62%             0.65%

---------------------------------
*   Annualized.
**  Not annualized.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the period ended May 31, 2003(1) and the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.00(2), $0.01, $0.02, $0.03, $0.02
    and $0.03, respectively.
(1) For the period from November 1, 2002 through May 31, 2003.
(2) Net investment income per share and distributions from net investment income were less than $0.005.

                           SEE NOTES TO FINANCIAL STATEMENTS.

                                        48+49

--------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             INCOME FROM
                                             INVESTMENT            LESS
                                             OPERATIONS        DISTRIBUTIONS
                                             -----------        -----------

                             NET ASSET                         DISTRIBUTIONS      NET INCREASE
                               VALUE             NET             FROM NET          (DECREASE)
                             BEGINNING       INVESTMENT         INVESTMENT           IN NET
                             0F PERIOD       INCOME (A)           INCOME           ASSET VALUE
                             ---------       -----------        -----------        -----------
 RETAIL A
5/31/03(1)                     $1.00            $--(2)             $--(2)               $--
10/31/02                        1.00             0.01              (0.01)                --
10/31/01                        1.00             0.03              (0.03)                --
10/31/00                        1.00             0.03              (0.03)                --
10/31/99                        1.00             0.02              (0.02)                --
10/31/98                        1.00             0.03              (0.03)                --



                                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                          ----------------------------------------------------------------------
                                                                           RATIO OF NET           RATIO OF          RATIO OF
                                                                            INVESTMENT           OPERATING         OPERATING
                            NET ASSET                      NET ASSETS          INCOME             EXPENSES          EXPENSES
                              VALUE                          END OF           INCLUDING           INCLUDING         EXCLUDING
                             END OF        TOTAL             PERIOD        REIMBURSEMENTS/     REIMBURSEMENTS/   REIMBURSEMENTS/
                             PERIOD       RETURN           (IN 000S)          WAIVER              WAIVER            WAIVER
                             ------      ---------        ------------    ----------------     ---------------   ---------------
 RETAIL A
5/31/03(1)                    $1.00        0.39%**         $411,600             0.67%*              0.58%*            0.58%*
10/31/02                       1.00        1.02%            447,525             1.01%               0.57%             0.58%
10/31/01                       1.00        2.59%            521,739             2.55%               0.59%             0.59%
10/31/00                       1.00        3.31%            480,835             3.32%               0.62%             0.63%
10/31/99                       1.00        2.50%            241,611             2.48%               0.62%             0.65%
10/31/98                       1.00        2.86%            127,922             2.81%               0.62%             0.68%

------------------------------------
*    Annualized.
**   Not annualized.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the period ended May 31, 2003(1) and the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.00(2), $0.01, $0.03, $0.03, $0.02
    and $0.03, respectively.
(1) For the period from November 1, 2002 through May 31, 2003.
(2) Net investment income per share and distributions from net investment income were less than $0.005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    50+51

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

  The Galaxy Fund, a Massachusetts business trust (the "Trust" or "Galaxy"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered twelve managed investment portfolios. The Trust has registered for sale shares in four additional investment portfolios which had not commenced operations as of the date of this report. The accompanying financial statements and financial highlights are those of the Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund (individually, a "Fund," and collectively, the "Funds") only.

  The Money Market, Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds are authorized to issue two series of shares (Trust Shares and Retail A Shares). The Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds are authorized to issue one series of shares (Retail A Shares). Trust Shares and Retail A Shares are substantially the same, except that each series of shares bears the following series-specific expenses: shareholder servicing fees and/or transfer agency charges. Prior to June 26, 2001, the Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds were authorized to offer an additional series of shares (BKB Shares). On June 26, 2001, BKB Shares of the Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds were converted into Retail A Shares of the same Fund upon a finding by the Board of Trustees of the Trust at a meeting held on May 31, 2001 that such a conversion was in the best interest of the holders of BKB Shares of the Funds. Prior to November 18, 2002, the Money Market Fund was authorized to offer an additional series of shares (Retail B Shares). On November 18, 2002, Retail B Shares of the Money Market Fund were automatically exchanged for Retail A Shares of the same Fund in accordance with the approval by the Board of Trustees of the Trust at a meeting held on September 5, 2002 of the termination of Retail B Shares of the Fund. On February 27, 2003, the Board of Trustees approved a change in each Fund's fiscal year end from October 31 to May 31.

2.   SIGNIFICANT ACCOUNTING POLICIES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with accounting principles generally accepted in the United States consistently followed by the Funds in the preparation of their financial statements.

  PORTFOLIO VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion and amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the outstanding shares of each series.

  DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are determined separately for each series of a Fund and are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

  Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

  FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending May 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded.

  REPURCHASE AGREEMENTS: Each Fund, except the U.S. Treasury Money Market Fund, may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian or a sub-custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

  EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

  In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the outstanding shares of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICES AND OTHER FEES

  On April 1, 2003, Fleet Investment Advisors Inc. ("FIA"), which served as investment advisor and administrator to the Funds, Colonial Management Associates, Inc. ("CMA"), which provided pricing and bookkeeping services to the Funds, and several other affiliated entities merged into Columbia Management Advisors, Inc. ("Columbia"). Each of FIA and CMA was, and Columbia is, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Funds' investment advisor, administrator, and pricing and bookkeeping agent. The merger did not change the way the Funds are managed, the investment personnel assigned to manage the Funds or the fees paid by the Funds to Columbia.

  The Trust and Columbia are parties to an investment advisory agreement under which Columbia provides services for a fee, computed daily and paid monthly, at the following annual rates: with respect to the Money Market, Government Money Market and Tax-Exempt Money Market Funds, 0.40% of the average daily net assets of each Fund, and with respect to the U.S. Treasury Money Market, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds, 0.40% of the first $750,000,000 of the average daily net assets of each Fund plus 0.35% of the average daily net assets of each Fund in excess of $750,000,000. The Trust has been advised by Columbia that, with respect to the Money Market, Government Money Market and Tax-Exempt Money Market Funds, Columbia intends to waive advisory fees payable to it by each Fund by 0.05% to the extent that a Fund's average daily net assets exceed $750,000,000 (See Note 4).

  The Trust and Columbia are also parties to an administration agreement under which Columbia provides services for a fee, computed daily and paid monthly, at the annual rate of 0.067% of the first $30 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports) and 0.05% of combined average daily net assets in excess of $30 billion. Prior to June 5, 2003, Columbia was entitled to receive fees under the administration agreement at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion, although effective November 15, 2002, Columbia had limited the administration fees payable to it by the Trust to a maximum annual rate of 0.067% of the combined average daily net assets of the Funds and the other funds offered by the Trust. Prior to July 22, 2002, PFPC Inc. ("PFPC"), a member of The PNC Financial Services Group, served as the Trust's administrator and was entitled to receive the same fees that Columbia was entitled to receive prior to June 5, 2003. Prior to May 31, 2001, PFPC received administration fees at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of combined average daily net assets in excess of $21 billion. Effective July 22, 2002, PFPC serves as sub-administrator to the Trust pursuant to an agreement with Columbia.

  Effective January 6, 2003, PFPC Trust Company, a member of The PNC Financial Services Group, serves as the Trust's custodian bank. Prior to such date, FIA provided custody administration services pursuant to certain fee arrangements. In accordance with such fee arrangements, FIA compensated the Trust's former custodian bank, JPMorgan Chase Bank, for its services.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

  Columbia provides the Trust with certain pricing and bookkeeping services pursuant to certain fee arrangements. Prior to July 22, 2002, PFPC provided these pricing and bookkeeping services pursuant to its administration agreement with the Trust and subject to the same fee arrangements. PFPC has agreed to continue to provide certain of these pricing and bookkeeping services pursuant to an agreement with Columbia. PFPC also provides transfer agency services to the Funds pursuant to certain fee arrangements.

  Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, serves as the exclusive distributor of the Trust's shares. Prior to July 22, 2002, PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC, and an indirect wholly-owned subsidiary of The PNC Financial Services Group, acted as the exclusive distributor of the Trust's shares. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") acted as the exclusive distributor of the Trust's shares. On January 2, 2001, PFPC Distributors acquired all of the outstanding shares of PDI, and PDI was subsequently merged into PFPC Distributors.

  The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Retail A Shares and Trust Shares of the Funds. Currently, the Services Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to institutions (including and currently limited to Fleet National Bank and its affiliates) that provide administrative and support services to their customers who beneficially own Retail A Shares at an aggregate annual rate not to exceed 0.25% of the average daily net assets of the outstanding Retail A Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of the Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to an aggregate annual rate not to exceed 0.10% of the average daily net assets of the outstanding Retail A Shares beneficially owned by such customers.

  The Trust had adopted a distribution and services plan (the "12b-1 Plan") with respect to Retail B Shares of the Money Market Fund. Under the 12b-1 Plan, the Trust could pay (i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail B Shares, (ii) institutions for shareholder liaison services and (iii) institutions for administrative support services. Payments under the 12b-1 Plan for distribution services were made solely to broker-dealer affiliates of Fleet Bank. Payments under the 12b-1 Plan could not exceed an annual rate of 0.65% of the average daily net assets attributable to the Money Market Fund's Retail B Shares and payments under the 12b-1 Plan for shareholder liaison and administrative support services could not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to the Money Market Fund's outstanding Retail B Shares owned of record or beneficially by customers of institutions. On November 18, 2002, Retail B Shares of the Money Market Fund were automatically exchanged for Retail A Shares of the same Fund. For the period November 1, 2002 through May 31, 2003 (the period from November 1, 2002 through November 18, 2002 with respect to Retail B Shares), the Funds paid fees under the Services Plan and 12b-1 Plan as follows:

                             SERVICES           12B-1 PLAN
FUND                           PLAN       SERVICES   DISTRIBUTION
----                           ----       --------   ------------
Money Market Fund ........  $   911,903   $     233    $  1,680
Government
  Money Market Fund ......      145,493          --          --
U.S. Treasury
  Money Market Fund ......      359,905          --          --
Tax-Exempt
  Money Market Fund ......      143,806          --          --
Connecticut Municipal
  Money Market Fund ......      163,461          --          --
Massachusetts Municipal
  Money Market Fund ......      205,108          --          --

  Retail A Shares and Trust Shares of a Fund bear and, until November 18, 2002 Retail B Shares of the Money Market Fund bore, series-specific transfer agent charges based upon the number of shareholder accounts for each series. Trust Shares of the Funds (except the Tax-Exempt Money Market Fund) also bear additional transfer agency fees in order to compensate PFPC Inc. for payments made to Fleet National Bank, an affiliate of Columbia, for performing certain sub-account and administrative functions on a per account basis with respect to Trust Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. For the period November 1, 2002 through May 31, 2003 (the period from November 1, 2002 through November 18, 2002 with respect to Retail B Shares), transfer agent charges for each series were as follows:

FUND                         RETAIL A     RETAIL B       TRUST
----                         --------     ---------      ------
Money Market Fund .......   $ 1,182,047   $     191    $105,492
Government
  Money Market Fund .....       140,084          --      30,002
U.S. Treasury
  Money Market Fund .....       241,255          --       4,770
Tax-Exempt
  Money Market Fund .....        40,224          --         462
Connecticut Municipal
  Money Market Fund .....        14,523          --          --
Massachusetts Municipal
  Money Market Fund .....        13,081          --          --

  Certain officers of the Trust are officers of Columbia and its affiliates or PFPC. Such officers receive no compensation from the Trust for serving in their respective roles. Each Trustee is entitled to receive for services as a Trustee of the Trust an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Board of Trustees of the Trust is also entitled to additional

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

fees for his services in this capacity. These fees are allocated among the Funds of the Trust based on their relative net assets. During the period November 1, 2002 through May 31, 2003, these fees were also allocated among the investment portfolios of Galaxy Fund II ("Galaxy II") and The Galaxy VIP Fund, two related registered investment companies whose portfolios were reorganized into the Liberty Family of Funds during such period.

  Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Compensation Plan"), an unfunded, non-qualified deferred compensation plan. The Compensation Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

  Expenses for the period November 1, 2002 through May 31, 2003 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.   WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

  FIA and Columbia and/or their affiliates and/or PFPC voluntarily agreed to waive a portion of their fees and/or reimburse the Funds for certain expenses so that total expenses would not exceed certain expense limitations established for each Fund. The respective parties, at their discretion, may revise or discontinue the voluntary waivers and/or expense reimbursements at any time. For the period November 1, 2002 through May 31, 2003, FIA and Columbia and/or their affiliates and/or PFPC waived fees and/or reimbursed expenses with respect to the Funds as follows:

                                                 EXPENSES
FUND                             FEES WAIVED    REIMBURSED
----                             -----------    ----------
Money Market Fund...............  $ 844,334     $ 274,951
Government Money Market Fund....      1,300        14,485
U.S. Treasury Money Market Fund       1,300           ---
Tax-Exempt Money Market Fund....    258,659           ---
Connecticut Municipal
  Money Market Fund.............      1,300           ---
Massachusetts Municipal
  Money Market Fund.............      1,300           ---

5.   SHARES OF BENEFICIAL INTEREST

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into sixteen classes of shares, each consisting of one or more series.

  Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except that Retail A Shares of a Fund bear the expense of payments under the Services Plan, prior to November 18, 2002 Retail B Shares of the Money Market Fund bore the expense of payments under the 12b-1 Plan, and Retail A Shares and Trust Shares of a Fund each bear, and prior to November 18, 2002, Retail B Shares of the Money Market Fund bore, series-specific transfer agent charges) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

  Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

6.   CONCENTRATION OF CREDIT

  The Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund invest primarily in debt obligations issued by the State of Connecticut and the Commonwealth of Massachusetts, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Such Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's specific municipal securities than are municipal funds that are not concentrated in these issuers to the same extent.

7.   ACQUISITION OF THE PILLAR FUNDS

  At a meeting held on March 1, 2001, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Pillar Agreement") providing for the acquisition of The Pillar Funds by the Trust. Pursuant to the Pillar Agreement, (i) all of the assets and liabilities of the Pillar Prime Obligation Money Market Fund were transferred to the Galaxy Money Market Fund in exchange for 4,048,487 Retail A Shares, 2,604,607 Retail B Shares and 516,981,858 Trust Shares of the Galaxy Money Market Fund, (ii) all of the assets and liabilities of the Pillar U.S. Treasury Securities Money Market Fund were transferred to the Galaxy U.S. Treasury Money Market Fund in exchange for 1,580,340 Retail A Shares and 231,412,568 Trust Shares of the Galaxy U.S. Treasury Money Market Fund, and (iii) all of the assets and liabilities of the Pillar Tax-Exempt Money Market Fund were transferred to the Galaxy Tax-Exempt Money Market Fund in exchange for 1,266,338 Retail A Shares and 111,039,924 Trust Shares of the Galaxy Tax-Exempt Money Market Fund. In related transactions, the assets and liabilities of the other Pillar Fund portfolios were transferred to corresponding portfolios of Galaxy and Galaxy II in exchange for shares in such Galaxy and Galaxy II portfolios. The acquisition, which qualified as a tax-free reorganization for federal income tax purposes, was completed on August 27, 2001, following the approval of the reorganization by Pillar Fund shareholders. The following is a summary of the Net Assets, Shares Outstanding and Net Asset Value per share associated with the transaction:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                                                    BEFORE                            AFTER
                                                  ACQUISITION                      ACQUISITION
                                    ---------------------------------------     -----------------
                                         GALAXY             PILLAR PRIME             GALAXY
                                      MONEY MARKET        OBLIGATION MONEY        MONEY MARKET
                                          FUND               MARKET FUND              FUND
                                    -----------------     -----------------     -----------------
Net Assets ......................   $   5,746,712,484     $     523,399,896     $   6,270,112,380
Shares Outstanding                      5,746,504,561           523,634,952         6,270,139,513
Retail A/Class A
  Net Asset Value, per share ....   $            1.00     $            1.00     $            1.00
Retail B/Class B
  Net Asset Value, per share ....   $            1.00     $            1.00     $            1.00
Trust/Class I
  Net Asset Value, per share ....   $            1.00     $            1.00     $            1.00

                                                    BEFORE                            AFTER
                                                  ACQUISITION                      ACQUISITION
                                    ---------------------------------------     -----------------
                                         GALAXY              PILLAR U.S.             GALAXY
                                      U.S. TREASURY      TREASURY SECURITIES      U.S. TREASURY
                                          FUND            MONEY MARKET FUND           FUND
                                    -----------------     -----------------     -----------------
Net Assets ......................   $   1,627,084,050     $     232,763,984     $   1,859,848,034
Shares Outstanding                      1,626,651,872           232,992,908         1,859,644,780
Retail A/Class A
  Net Asset Value, per share ....   $            1.00     $            1.00     $            1.00
Trust/Class I
  Net Asset Value, per share ....   $            1.00     $            1.00     $            1.00

                                                    BEFORE                            AFTER
                                                  ACQUISITION                      ACQUISITION
                                    ---------------------------------------     -----------------
                                         GALAXY                PILLAR                GALAXY
                                       TAX-EXEMPT            TAX-EXEMPT            TAX-EXEMPT
                                    MONEY MARKET FUND     MONEY MARKET FUND     MONEY MARKET FUND
                                    -----------------     -----------------     -----------------
Net Assets ......................   $   1,687,427,375     $     112,254,264     $   1,799,681,639
Shares Outstanding                      1,687,692,435           112,306,262         1,799,998,697
Retail A/Class A
  Net Asset Value, per share ....   $            1.00     $            1.00     $            1.00
Trust/Class I
  Net Asset Value, per share ....   $            1.00     $            1.00     $            1.00



8.   CAPITAL LOSS CARRYFORWARDS

  The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. At May 31, 2003, the following Funds had capital loss carryforwards:

FUND                              AMOUNT    EXPIRATION
----                              ------    ----------
Tax-Exempt Money
  Market Fund ................      17,298       2004
                                       291       2006
                                        85       2009
Connecticut Municipal
  Money Market Fund ..........         817       2004
Massachusetts Municipal
  Money Market Fund ..........      12,416       2004

9.   RECLASSIFICATION OF ACCOUNTS

  During the period November 1, 2002 through May 31, 2003, reclassifications have been made in each Fund's capital accounts to report these balances on a tax basis, excluding certain temporary differences, as of May 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to expired capital loss carryforwards and distribution reclassification. The calculation of net investment income per share in the Financial Highlights excludes these adjustments.

                                            UNDISTRIBUTED       ACCUMULATED
                                          NET INVESTMENTNET      REALIZED
FUND                      PAID-IN CAPITAL      INCOME           GAIN (LOSS)
----                      ---------------      ------           -----------
Money Market Fund .......   $        --      $  43,730            $(43,730)
U.S. Treasury
  Money Market Fund .....            --          1,376             (1,376)
Tax-Exempt
  Money Market Fund .....      (107,714)            --             107,714
Massachusetts Municipal
  Money Market Fund .....       (37,354)        37,354                  --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

10.  DISTRIBUTIONS TO SHAREHOLDERS

  The tax character of distributions paid during 2003, 2002 and 2001 was as follows:

                           DISTRIBUTION
                            PAID FROM
                           NOVEMBER 1,     DISTRIBUTIONS DISTRIBUTIONS
                           2002 THROUGH        PAID         PAID
                           MAY 31, 2003       IN 2002      IN 2001
                           ------------       --------     -------
  FUND                        INCOME           INCOME       INCOME
  ----                        ------           ------       ------
Money Market Fund ........  $18,754,591     $77,573,579  $235,895,953
Government
  Money Market Fund ......    2,988,909      11,097,092    37,829,940
U.S. Treasury
  Money Market Fund ......    6,064,257      21,794,690    62,952,609
Tax-Exempt
  Money Market Fund* .....    7,795,295      20,137,628    45,798,183
Connecticut Municipal
  Money Market Fund* .....    1,051,558       2,653,137     6,747,976
Massachusetts Municipal
  Money Market Fund* .....    1,733,310       5,322,029    13,720,028

* Substantially all of these distributions were made from tax-exempt income.

  There are no significant differences between distributions to shareholders shown in the Statement of Changes in Net Assets and the tax basis distributions shown above.

  As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                         UNDISTRIBUTED   UNDISTRIBUTED
                           CAPITAL LOSS    ORDINARY       TAX-EXEMPT
FUND                       CARRYFORWARD     INCOME          INCOME
----                       ------------     ------          ------
Money Market Fund ........   $       --   $1,608,495            --
Government
  Money Market Fund ......           --      185,790            --
U.S. Treasury
  Money Market Fund ......           --      834,490            --
Tax-Exempt
  Money Market Fund ......      (17,674)          --       851,177
Connecticut Municipal
  Money Market Fund ......         (817)          --        68,914
Massachusetts Municipal
  Money Market Fund ......      (12,416)          --       135,052


11.  TAX INFORMATION (UNAUDITED)

  During the period November 1, 2002 through May 31, 2003, the following Funds earned income from direct obligations of the U.S. Government:

                                  U.S. GOVERNMENT
FUND                                  INCOME
----                                  ------
Money Market Fund .................     8.19%
Government Money Market Fund ......    32.79%
U.S. Treasury Money Market Fund ...   100.00%

  Appropriate tax information detailing U.S. Government income percentages on a calendar year basis will accompany each shareholder's year-end tax statement. As each state's rules on the exemption of this income differ, please consult your tax advisor regarding specific tax treatment.

  During the period November 1, 2002 through May 31, 2003, the following Funds earned the following percentage of their income from municipal obligations, which generally qualify as exempt from regular federal taxation:

FUND                                   INCOME
----                                   ------
Tax-Exempt Money Market Fund ......    100.00%
Connecticut Municipal
  Money Market Fund ...............    100.00%
Massachusetts Municipal
  Money Market Fund ...............    100.00%

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

12.  TRUSTEES AND OFFICERS INFORMATION (UNAUDITED)

  The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and Galaxy's Declaration of Trust. Information pertaining to the trustees and officers of Galaxy is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy are referred to as "Interested Trustees." Galaxy's Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling Galaxy toll-free at 1-866-840-5469.

                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                      TERM OF OFFICE                                   FUND COMPLEX(3)
NAME, ADDRESS       POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN         OTHER DIRECTORSHIPS
AND AGE(1)             WITH GALAXY     TIME SERVED(2)         DURING PAST 5 YEARS       BY TRUSTEE         HELD BY TRUSTEE(4)
--------               -----------     --------------         -------------------       -----------       -------------------

INDEPENDENT TRUSTEES

Dwight E. Vicks, Jr.   Chairman &      Since 4/2/86    Chairman, Director and Treasurer,    12       Director, Utica First
Age 69                   Trustee                       Vicks Lithograph & Printing                   Insurance Company; Director,
                                                       Corporation manufacturing).                   SBU Bank; (book Director,
                                                                                                     Partners Trust Financial
                                                                                                     Group; Director, Monitor
                                                                                                     Life Insurance Company;
                                                                                                     Director, Commercial
                                                                                                     Travelers Mutual Insurance
                                                                                                     Company.


Louis DeThomasis         Trustee       Since 7/24/86   President, Saint Mary's              12       None
Age 62                                                 University of Minnesota.

Kenneth A. Froot(5)      Trustee       Since 12/5/00   Professor of Finance,                13       None
Age 45                                                 Harvard University.


James M. Seed            Trustee       Since 5/26/88   President, The Astra Ventures,       12       Chairman and Director, Fischer
Age 62                                                 Incorporated (oil and gas                     -Watt Gold Co.; Director, XSCI,
                                                       exploration; private equity).                 Inc.

INTERESTED TRUSTEE

John T. O'Neill(6)       Trustee          2/25/88      Private Investor; Executive          12       None
Age 58                                                 Vice President and Chief Financial
                                                       Officer, Hasbro, Inc.
                                                       (toy and game manufacturer) until
                                                       December 1999.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                      TERM OF OFFICE                                   FUND COMPLEX(3)
NAME, ADDRESS       POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN         OTHER DIRECTORSHIPS
AND AGE(1)             WITH GALAXY     TIME SERVED(2)         DURING PAST 5 YEARS       BY TRUSTEE         HELD BY TRUSTEE(4)
--------               -----------     --------------         -------------------       -----------       -------------------

OFFICERS
--------
Joseph R. Palombo(7)    President      Since 2/27/03   Chief Operating Officer, Columbia    N/A                N/A
One Financial Center                                   Management Group, Inc., since
Boston, MA 02111                                       November 2001; Chief Operations
Age 50                                                 Officer of Mutual Funds, Liberty
                                                       Financial Companies, Inc., from
                                                       August 2000 to November 2001;
                                                       Executive Vice President, Stein
                                                       Roe & Farnham Incorporated,
                                                       since April 1999 and Director
                                                       since September 2000; Executive
                                                       Vice President and Director,
                                                       Colonial Management Associates.
                                                       Inc., since April 1999;
                                                       Executive Vice President and
                                                       Chief Administrative Officer,
                                                       Liberty Funds Group, LLC, since
                                                       April 1999; Trustee and Chairman
                                                       of the Board, the Stein Roe
                                                       Family of Funds, since October
                                                       2000; Manager, Stein Roe
                                                       Floating Rate Limited Liability
                                                       Company, since October 2000;
                                                       Vice President, the Liberty
                                                       Funds, from April 1999 to August
                                                       2000; Chief Operating Officer
                                                       and Chief Compliance Officer,
                                                       Putnam Mutual Funds, from
                                                       December 1993 to March 1999.

Glen P. Martin       Vice President    Since 9/5/02    Director, Strategy and Product       N/A                N/A
One Financial Center                                   Management Division, and Senior
Boston, MA 02111                                       Vice President, Columbia Managment
Age 44                                                 Group, Inc., since March 2002;
                                                       Interim Managing Director,
                                                       Mutual Fund Division, and Senior
                                                       Vice President, Fleet Investment
                                                       Management, from April 2001 to
                                                       March 2002; Director, Product
                                                       Development and Marketing and
                                                       Senior Vice President, Fleet
                                                       Investment Management, from
                                                       March 1999 to April 2001; Vice
                                                       President of Investment
                                                       Marketing Management, Fleet
                                                       Investment Management, from May
                                                       1997 to March 1999.

Vicki L. Benjamin(8) Chief Accounting  Since 9/5/02    Vice President, Liberty Funds        N/A                N/A
One Financial Center Officer and                       Group, LLC, since April 2001;
Boston, MA 02111     Controller                        Vice President, Corporate Audit,
Age 41                                                 State Street Bank and Trust
                                                       Company, from May 1998 to April
                                                       2001; Senior Audit Manager,
                                                       Coopers & Lybrand, LLP, from
                                                       July 1997 to May 1998; Audit
                                                       Manager, Coopers & Lybrand, LLP,
                                                       from July 1994 to June 1997.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                                                                                          NUMBER OF
                                                                                       PORTFOLIOS IN
                                      TERM OF OFFICE                                   FUND COMPLEX(3)
NAME, ADDRESS       POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN         OTHER DIRECTORSHIPS
AND AGE(1)             WITH GALAXY     TIME SERVED(2)         DURING PAST 5 YEARS       BY TRUSTEE         HELD BY TRUSTEE(4)
--------               -----------     --------------         -------------------       -----------       -------------------
J. Kevin Connaughton(9) Treasurer       Since 9/5/02   Senior Vice President, Liberty       N/A                  N/A
One Financial Center                                   Funds Group, LLC, since January
Boston, MA 02111                                       2001; Vice President, Liberty
Age 38                                                 Funds Group, LLC, from April
                                                       2000 to January 2001; Vice
                                                       President, Colonial Management
                                                       Associates, Inc., from February
                                                       1998 to October 2000; Senior Tax
                                                       Manager, Coopers & Lybrand, LLP,
                                                       from April 1996 to January 1998.

W. Bruce McConnel      Secretary        Since 4/3/86   Partner of the law firm Drinker      N/A                  N/A
One Logan Square                                       Biddle & Reath LLP.
18th & Cherry Streets
Philadelphia, PA 19103
Age 60

----------------------------------
1.     Each trustee may be contacted by writing to the trustee, c/o The Galaxy Fund, One Financial Center, Boston,
       Massachusetts 02111, Attn: Glen P. Martin.
2.     Each trustee holds offices for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with
       Galaxy's Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the Trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or (d) Galaxy terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with Galaxy's
       Code of Regulations; or (c) Galaxy terminates.
3.     The "Fund Complex" consists of all registered investment companies for which Columbia or any of its affiliates serves as investment advisor. Each trustee oversees the twelve Galaxy portfolios that are currently offered for sale. Galaxy is authorized to offer four additional portfolios that had not commenced operations as of the date of this report. Prior to December 9, 2002 and April 14, 2003, each trustee also was a trustee of Galaxy II and The
       Galaxy VIP Fund, respectively. On December 9, 2002 and April 14, 2003, Galaxy II and The Galaxy VIP Fund,
       respectively, were reorganized into the Liberty Family of Funds. In addition, Mr. Froot is a Director of Columbia
       Management Multi-Strategy Hedge Fund, LLC, a Delaware Limited Liability Company registered under the 1940 Act, which is advised by Columbia.
4.     Directorships of companies required to report to the Securities and Exchange Commission under the Securities
       Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
5.     Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National Bank, an affiliate of Columbia. On June 26, 2000, the Boston 1784 Funds were reorganized into Galaxy.
6.     Mr. O'Neill is considered to be an Interested Trustee because he owns securities issued by FleetBoston Financial
       Corporation.
7.     Mr. Palombo served as Vice President of Galaxy from September 5, 2002 until February 27, 2003.
8.     Ms. Benjamin also serves as Chief Accounting Officer and Controller of the Liberty Funds and the Liberty All-Star
       Family of Funds ("Liberty All-Star Funds"). The Liberty All-Star Funds consist of 2 closed-end investment company portfolios.
9.     Mr. Connaughton also serves as Treasurer of the Liberty Funds and the Liberty All-Star Funds.

                 REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of The Galaxy Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Galaxy Money Market Fund, Galaxy Government Money Market Fund, Galaxy U.S. Treasury Money Market Fund, Galaxy Tax-Exempt Money Market Fund, Galaxy Connecticut Municipal Money Market and Galaxy Massachusetts Municipal Money Market Fund (six of the portfolios comprising The Galaxy Fund) (collectively, the "Funds") as of May 31, 2003, and the related statements of operations for the period from November 1, 2002 through May 31, 2003 and for the year ended October 31, 2002, the statements of changes in net assets for the period from November 1, 2002 through May 31, 2003 and for each of the two years in the period ended October 31, 2002, and the financial highlights for the period from November 1, 2002 through May 31, 2003 and for each of the four years in the period ended October 31, 2002. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1998 were audited by other auditors whose report dated December 23, 1998 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2003 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned portfolios constituting The Galaxy Fund at May 31, 2003, the results of their operations for the period from November 1, 2002 through May 31, 2003 and for the year ended October 31, 2002, the changes in their net assets for the period from November 1, 2002 through May 31, 2003 and for each of the two years in the period ended October 31, 2002, and the financial highlights for the period from November 1, 2002 through May 31, 2003 and for each of the four years in the period ended October 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                     [GRAPHIC OMITTED]
                                                     ERNST AND YOUNG LOGO

Boston, Massachusetts
June 20, 2003

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

[GRAPHIC OMITTED]
GALAXY FUNDS LOGO

P.O. Box 6520
Providence, RI 02940-6520

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   PRESORTED
   STANDARD
   POSTAGE PAID
   PERMIT NO. 105
   NORTH READING, MA
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AMM (08/01/03) 03/1823

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ITEM 2. CODE OF ETHICS.

Not applicable at this time.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]


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ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of June 20, 2003, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

     (a)(1)   Not applicable at this time.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) THE GALAXY FUND
            ---------------------------------------------------------------

By (Signature and Title)*  /S/ JOSEPH R. PALOMBO
                         ---------------------------------------------------
                           Joseph R. Palombo, President
                           (principal executive officer)

Date                       JULY 14, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JOSEPH R. PALOMBO
                         ---------------------------------------------------
                           Joseph R. Palombo, President
                           (principal executive officer)

Date                       JULY 14, 2003


By (Signature and Title)*  /S/ J. KEVIN CONNAUGHTON
                         ---------------------------------------------------
                           J. Kevin Connaughton, Treasurer
                           (principal financial officer)

Date                       JULY 14, 2003


* Print the name and title of each signing officer under his or her signature.